UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

Muzinich Low Duration Fund

SEMI-ANNUAL REPORT
June 30, 2017

Table of Contents

A Message to our Shareholders	1
Sector Allocations	9
Schedules of Investments	12
Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	50
Notes to Financial Statements	56
Expense Examples	74
Additional Information	77
Privacy Notice	78

Muzinich Funds

Dear Investors:

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) finished the half-year ended June 30, 2017, with strong growth of assets from $251,619,768 to $345,007,505 on inflows and net investment returns of 2.71% for the Supra Institutional class, 2.76% for the Institutional class, and 2.59% for Class A.  These returns lagged the 3.31% return of the GI00, the Bank of America Merrill Lynch Global Corporate and High Yield Index, which is the Fund’s primary benchmark.  Since inception from January 3, 2013, the Fund’s Supra Institutional class has gained an annualized net return of 4.86%, net of fees and expenses, while the benchmark has returned a more modest 4.09% annualized.

Performance as of	6	1	Since
June 30, 2017 (Unaudited)	Months	Year	Inception
Credit Opportunities Fund - Supra Institutional	2.71%	4.26%	4.86%
BofA Merrill Lynch Global
Corporate & High Yield Index (GI00)	3.31%	4.00%	4.09%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 855-689-4642.  The Fund imposes a 1.00% redemption fee on shares held for 90 days or less.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios*
Gross Expense Ratio: 0.84%
Net Expense Ratio: 0.60%^

*	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2017 (Supra Institutional Class). See the Financial Highlights on page 51 for the most current expense ratios.
^	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2018.

The Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”) began the year with assets of $82,980,414, but contracted to $67,697,918 on outflows for the half-year ended June 30, 2017.  The Fund’s Supra Institutional class returned 4.27% net over this period vs. the 4.54% return of the benchmark JUC4, the Bank of America Merrill Lynch U.S. High Yield Cash Pay BB-B Constrained Index. The Institutional class, launched on March 27, 2017, finished its open period with a 3.31% annualized net return vs. the benchmark’s 3.21% return, demonstrating the Fund’s competitiveness with (and outperformance of) the benchmark over the period.

Muzinich Funds

The Muzinich Low Duration Fund (“Low Duration Fund”) grew from its year end closing balance of $263,780,453 to $304,111,216 on inflows and investment gains.  During the half-year ended June 30, 2017, the Fund had a net return of 2.42% vs. a return of 0.70% in the Bank of America Merrill Lynch 1-3 year U.S. Corporate and Government Index (B1A0) which serves as this Fund’s primary benchmark.

Market

Credit markets have continued their strong performance of 2016 right through the first half of 2017, with investors buying risk assets—including high yield, emerging markets, and (outside of credit), equities—with  apparent enthusiasm.  Returns were positive across credit in every month of the period, save for modest wavering and negative returns in pockets in March and June as each quarter ended with investors pausing only briefly on interest rate and other concerns.  Not surprising for this environment, U.S. and European high yield led returns (JUC4 and HEC0 – BofA Merrill Lynch Euro High Yield Constrained Index, respectively), together with strong performance out of emerging markets (EMCL – BofA Merrill Lynch US Emerging Markets Liquid Corporate Plus Index) (March’s only positive return), followed by higher rated investment grade credit and Treasuries in the U.S. (C0A0 – BofA Merrill Lynch US Corporate Index and G4A0 – BofA Merrill Lynch 7-10 Year US Treasury & Agency Index), and then European investment grade and European governments, which produced mixed results (modestly positive in the UK (G4L0 – BofA Merrill Lynch 7-10 Year UK Gilt Index) and negative in Germany (G4D0 – BofA Merrill Lynch 7-10 Year German Government Index)).  U.S. governments (G4A0), while lagging corporate credit, returned positively in a continued strong bid for duration as investors, for most of the period, did not fear interest rate increases or a significant relaxation of quantitative easing programs.  The period saw two centrally-coordinated interest rate increases in March and June as the U.S. Federal Reserve (Fed) raised rates, each accompanied by only modest and short-lived weakness as the possibility of increases was well-telegraphed and largely baked into asset prices.  Floating rate loans, a minority holding in the portfolios, delivered more subdued positive returns over the period not only because investors exhibited little fear of interest rate increases—which would favor floating rate holdings—but also because of low perceived default risk—which, if elevated, might favor the most senior capital structure paper available.  Defaults, in fact, continued to trend down steadily over the period as the last of the energy and commodity-related defaults from 2016 rolled out of the trailing 12 month default rate statistics.

Aside from potential interest rate increases in the U.S., investors looking for sources of potential risk in a world in which asset prices are converging at relatively high levels and markets are offering little volatility have been looking

Muzinich Funds

generally to three issues.  In the U.S., investors appeared fixed mid-period on new declines in oil prices on increased production concerns.  Falling commodity prices tend to challenge emerging markets as well, but investor appetite for corporate credit issued in emerging markets has been supported by weakening of the U.S. dollar and softening views on the Fed’s potential pace of interest rate increases.  Secondly, investors are wondering more loudly whether the Trump administration can actually deliver on any of its announced growth and pro-business agendas, including healthcare and tax reform, as well as infrastructure spending.  As the debate in Washington has become increasingly rancorous, investors seem to have maintained some confidence that improving global growth might make up for Washington’s slack.  Third, investors are wondering if increasing global growth will lead to interest rate increases and tightening monetary policy even outside the U.S.  Near the end of the period, European markets weakened on significant new investment grade issuance which put pressure on prices, and on the first open concern over the timing of a possible European Central Bank (ECB) tapering of its quantitative easing program.  By the end of the period, rate hike consensus among global central banks—outside of Japan—appeared to be growing.

Performance Factors

Credit Opportunities Fund

Over the half year, the Credit Opportunities Fund delivered positive results which modestly trailed that of the benchmark on a gross performance basis over the period.  This result reflects underperformance in February and May, generated in both cases largely through conservative duration positioning as the Fund is significantly overweight the market in credit with duration below a year (both short duration and floating rate paper) and underweight every other market duration category (the longer the paper, the more underweight we have been).  We partially made up this gap on a return basis in late June when the Fund delivered a positive return and the market a negative return, largely as the bid for duration suddenly weakened.  The Fund delivered lower volatility (2.15% for the Fund versus 3.31% for the GI00 for the 1-year period ended June 30, 2017) than the market with close-to-market returns.

In June, just as the market backed off of rates, we began to increase portfolio duration by adding select 30-year notes in investment grade and crossover bonds (those on the cusp of investment grade and high yield), favoring issuers with steep credit curves and credits with spreads that provide upside potential.

From a sector perspective, the Credit Opportunities Fund gained the most in the energy sector, followed by telecommunications. We remain overweight the benchmark in both of these sectors and had stronger-than-market credit selection, particularly in the energy space where we have focused on names we believe are of higher quality with more resilient business models.  The environmental and

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railroad sectors produced the weakest contributions in the quarter on very small weightings, but all sectors delivered positive performance.  We have been good so far at avoiding idiosyncratic issues and smaller sector deterioration in U.S. big box retailers and low quality energy companies.  Going into July, the Fund continued to maintain a defensive investment posture given continued political uncertainty and frailty in certain segments.  Currently, the market’s mentality is “buy on the dips” and although fully invested, we believe our liquid investments provide us the opportunity to add credit risk when we deem appropriate.

U.S. High Yield Fund

As noted from the returns as the top of this letter, the U.S. High Yield Fund delivered attractive returns moving from modest outperformance of the benchmark in the first quarter on a gross basis to outperformance on a net of fees basis in the Supra Institutional class in the second quarter.  Outperformance came on strong credit selection in both May and June.  Over the year so far, the biggest outperformance came in five sectors where we have expressed high conviction in both overweighting the index and in delivering better credit selection than the index (which is unmanaged): healthcare, containers, metals and mining, utilities, and services.  We have seen value in metals/mining on a more constructive outlook for supply/demand fundamentals compared to energy, where we have been underweight—a posture which also modestly helped the portfolio’s relative outperformance over the period.  However, as energy valuations have corrected materially over recent months, we may look to selectively add to the sector at levels we find more attractive.  For our utilities overweight, we think the sector should benefit from a more accommodative EPA (Environmental Protection Agency) under President Trump and normalized weather after an uncharacteristically warm winter.

We are less constructive on technology and are underweight select highly leveraged software companies.  We are underweight gaming on valuation concerns. Underweights in the banking and homebuilders sectors cost the portfolio modestly over the period.

More broadly, the portfolio is positioned today with yield and spreads slightly above the Fund’s benchmark, reflecting our constructive view of fundamentals based on a stable economy and a default rate currently at 1.5%.

Low Duration Fund

Over the first half of the year, the Low Duration Fund’s corporate credit blend widely outpaced returns of the benchmark which leans more heavily to governments.  Lower rated, high yield paper added considerably to returns over the period, though no rating category declined in value.  Returns by rating ranged from a low of 0.71% for A rated paper to 3.90% for the portfolio’s

Muzinich Funds

BB-rated paper.  In general, the high yield returns lapped investment grade returns, though of course, high yield is less heavily weighted in the portfolio, averaging about 37% of holdings over the first half.  From a currency perspective, USD credits outperformed, with GBP credits strong in the first quarter, but weakening in the second.  We have started to reduce exposure to UK consumer sensitive credits as we expect continued pressure on disposable income in the UK due to BREXIT.  With EUR credits, the Fund is picking up a significant benefit from its currency hedging transactions that helps to make up for Europe’s lower yield environment, creating more parity of global opportunities.  From an industry perspective, banking, energy, telecommunications, and utilities produced the portfolio’s biggest absolute contributions on both good credit selection and high weighting conviction to the sectors.  We note that in our energy exposure, we have carefully selected quality names we think can potentially continue to produce returns in today’s lower-priced oil environment.  While we work to keep this portfolio short in duration, its longest duration positions (those with three to five year duration), comprising a minority of holdings, outperformed in the first half’s strong duration bid.

Outlook

As we write with just a little distance from the end of the period covered by this report, volatility levels have approached multi-decade lows and asset price levels have generally continued to rise.  As a result, the Fed finds itself in a challenging predicament.  On the one hand, it wishes to normalize rate policy as quickly as possible so that, when the next recession comes, it will have a full box of monetary policy tools to work with.  On the other hand, it must consider weaker inflation data and a lack of legislative clarity from Washington (healthcare, tax, stimulus).  The Fed certainly does not want to prematurely end the economic recovery of the last few years.  In terms of its quantitative easing program, the Fed has announced that it will not reinvest the proceeds of its investments in mortgage bonds and Treasuries as they mature and run-off.  In this way, the Fed is passively shrinking its bloated balance sheet and normalizing rate policy.  As to rate expectations for the short-end, few now believe the Fed will act in September.  Markets think that even a December rate increase at this point has a less than 50% probability of occurring as surveyed by Bloomberg.  September will clearly be an important month for the Fed and investors not just in the U.S., but globally, as they watch for legislative developments from Washington and analyze economic data. Even if economic fundamentals or policy actions surprise to the upside and cause rates to rise, we believe spread product may  outperform since the global corporate default outlook, outside of specific contained sectors (select U.S. retail and energy) or countries (Venezuela, for example) remains benign and fundamentals remain solid.

Muzinich Funds

We appreciate the confidence and trust you have placed in Muzinich.

Sincerely,

Michael McEachern	Anthony DeMeo

Warren Hyland	Thomas Samson

Bryan Petermann	Clinton Comeaux

Tatjana Greil-Castro

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Short term performance in particular, is not a good indication of the Funds’ future performance, and an investment should not be made based solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. Each Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds invest in high yield debt instruments which tend to be less liquid than higher quality debt instruments. The Funds

Muzinich Funds

may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the Funds’ prospectus states that the Funds may use leverage, and that they may make short sales of securities, which involve the risk that losses may exceed the original amount invested, the Funds’ portfolio managers do not anticipate engaging in either practice. The Funds will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Funds invest, but hedging involves costs and there can be no guarantee that the Funds will be perfectly hedged or that the hedging will work as anticipated.

Must be preceded or accompanied by a prospectus.

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

Index Definitions:

The BofA Merrill Lynch Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and Eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

The BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (JUC4) contains all securities in The BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The BofA Merrill Lynch 1-3 Year US Corporate & Government Index (B1A0) is a subset of The BofA Merrill Lynch US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.

The BofA Merrill Lynch Euro High Yield Constrained Index (HEC0) contains all securities in The BofA Merrill Lynch Euro High Yield Index but caps issuer exposure at 3%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 3%.

The BofA Merrill Lynch US Emerging Markets Liquid Corporate Plus Index (EMCL) tracks the performance of U.S. dollar denominated emerging markets non-sovereign debt publicly issued in the major domestic and eurobond markets. Individual securities of qualifying issuers must be denominated in U.S. dollars, must have at least one year remaining term to final maturity, at least 18 months to final maturity at point of issuance, and a fixed coupon.

The BofA Merrill Lynch US Corporate Index (C0A0) tracks the performance of US dollar denominated investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest.

Muzinich Funds

The BofA Merrill Lynch 7-10 Year US Treasury & Agency Index (G4A0) is a subset of The BofA Merrill Lynch US Treasury & Agency Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 10 years.

The BofA Merrill Lynch 7-10 Year UK Gilt Index (G4L0) is a subset of The BofA Merrill Lynch UK Gilt Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 10 years.

The BofA Merrill Lynch 7-10 Year German Government Index (G4D0) is a subset of The BofA Merrill Lynch German Government Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 10 years.

It is not possible to invest directly in an index.

Glossary:

U.S. Treasury is a fixed-interest U.S. government debt security with a maturity of more than 10 years.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Muzinich & Co. is a registered investment adviser. The Muzinich Funds are distributed by Quasar Distributors, LLC.

Credit Opportunities Fund

SECTOR ALLOCATION at June 30, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Telecommunications	13.4%
Energy	9.3%
Healthcare	8.6%
Banking	8.1%
Cable/Satellite TV	7.6%
Utilities	6.0%
Food/Beverage/Tobacco	5.1%
Technology	5.0%
Building Materials	3.5%
Metals/Mining	3.2%
Broadcasting	3.0%
Diversified Media	2.5%
Diversified Financial Services	2.4%
Super Retail	2.2%
Steel	2.0%
Automotive & Auto Parts	1.9%
Containers	1.6%
Restaurants	1.6%
Consumer Products	1.5%
Capital Goods	1.4%
Chemicals	1.4%
Home Builders/Real Estate	1.2%
Sovereign	1.0%
Services	0.9%
Leisure	0.7%
Hotels	0.4%
Insurance	0.3%
Paper	0.2%
Environmental	0.1%
Cash & Equivalents*	3.9%
Total	100.0%

*	Represents cash, short-term securities and other assets in excess of liabilities.

U.S. High Yield Fund

SECTOR ALLOCATION at June 30, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Energy	11.9%
Healthcare	9.5%
Telecommunications	9.3%
Cable/Satellite TV	9.1%
Metals/Mining	7.7%
Services	4.7%
Broadcasting	4.3%
Utilities	4.0%
Technology	3.4%
Automotive & Auto Parts	3.1%
Chemicals	2.9%
Containers	2.5%
Super Retail	2.2%
Diversified Financial Services	2.2%
Food/Beverage/Tobacco	2.1%
Capital Goods	1.7%
Diversified Media	1.7%
Aerospace/Defense	1.6%
Steel	1.5%
Banking	1.5%
Paper	1.3%
Leisure	1.3%
Restaurants	1.3%
Building Materials	0.9%
Homebuilders/Real Estate	0.9%
Entertainment/Film	0.8%
Consumer Products	0.7%
Airlines	0.7%
Gaming	0.5%
Food & Drug Retail	0.2%
Publishing/Printing	0.2%
Environmental	0.2%
Cash & Equivalents*	4.1%
Total	100.0%

*	Represents cash, short-term securities and other assets in excess of liabilities.

Low Duration Fund

SECTOR ALLOCATION at June 30, 2017 (Unaudited)

Sector Allocation	% of Net Assets

Banking	18.4%
Energy	8.6%
Utilities	7.7%
Diversified Financial Services	7.6%
Automotive & Auto Parts	6.7%
Telecommunications	4.7%
Capital Goods	3.6%
Technology	3.5%
Steel	3.0%
Services	3.0%
Food/Beverage/Tobacco	2.9%
Homebuilders/Real Estate	2.9%
Cable/Satellite TV	2.8%
Healthcare	2.7%
Transportation Excluding Air/Rail	2.4%
Leisure	2.1%
Railroads	2.0%
Food & Drug Retail	1.7%
Metals/Mining	1.6%
Chemicals	1.3%
Super Retail	1.3%
Aerospace/Defense	1.1%
Airlines	0.9%
Consumer Products	0.8%
Broadcasting	0.7%
Quasi & Foreign Government	0.6%
Containers	0.6%
Sovereign	0.5%
Insurance	0.4%
Restaurants	0.3%
Diversified Media	0.2%
Cash & Equivalents*	3.4%
Total	100.0%

*	Represents cash, short-term securities and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 79.6%

Automotive & Auto Parts: 1.2%
	IHO Verwaltungs
	GmbH
EUR 175,000	3.750% Cash or
	4.500% PIK,
	9/15/26	$208,996
	Schaeffler
	Finance B.V.
EUR 1,000,000	3.500%, 5/15/22	1,165,703
	Volkswagen
	International
	Finance NV
EUR 500,000	5.125%, 9/4/65[2]	636,800
EUR 900,000	3.875%, 6/14/66[2]	1,021,769
	ZF North America
	Capital, Inc.
1,300,000	4.500%, 4/29/22[1]	1,369,875
		4,403,143
Banking: 7.9%
	AK Finansal
	Kiralama A/S
615,000	4.125%, 4/17/18	617,266
	Akbank TAS
1,100,000	6.500%, 3/9/18	1,126,239
	Alfa Bank AO Via
	Alfa Bond
	Issuance PLC
1,300,000	5.000%, 11/27/18	1,339,848
	Allied Irish
	Banks PLC
EUR 1,225,000	7.375%, 12/29/49[2]	1,498,388
	Ally Financial, Inc.
1,550,000	6.250%, 12/1/17	1,578,752
1,500,000	3.600%, 5/21/18	1,518,750
	Banco Santander
	Mexico S.A.
400,000	5.950%, 1/30/24[2]	418,500
	Bankia S.A.
EUR 1,400,000	4.000%, 5/22/24[2]	1,661,623
	Citigroup, Inc.
2,275,000	2.116%, 4/25/22[2]	2,289,244
1,825,000	2.632%, 9/1/23[2]	1,860,230
	Credit Agricole S.A.
1,450,000	8.125%, 9/19/33[2]	1,545,606
	Credit Suisse AG
EUR 1,175,000	5.750%,
	9/18/25[2]	1,515,446
	Credit Suisse
	Group AG
1,175,000	7.500%, 12/29/49[2]	1,320,424
	Erste Group
	Bank AG
1,400,000	5.500%, 5/26/25[2]	1,489,530
	Global Bank Corp.
900,000	5.125%, 10/30/19	939,375
	Globo Comunicacao
	e Participacoes S.A.
600,000	5.125%, 3/31/27	598,500
	Goldman Sachs
	Group, Inc.
1,425,000	2.352%, 11/15/21[2]	1,438,911
	Itau Unibanco
	Holding S.A.
1,600,000	2.850%, 5/26/18	1,608,000
	JPMorgan
	Chase & Co.
1,835,000	2.056%, 4/25/23[2]	1,837,688
	Raiffeisen Bank
	International AG
EUR 800,000	4.500%, 2/21/25[2]	964,358
		27,166,678
Broadcasting: 2.7%
	EW Scripps Co.
250,000	5.125%, 5/15/25[1]	258,125
	Lions Gate
	Entertainment Corp.
1,125,000	5.875%, 11/1/24[1]	1,189,687
	Netflix, Inc.
850,000	5.500%, 2/15/22	927,291
	Sirius XM
	Radio, Inc.
1,400,000	5.750%, 8/1/21[1]	1,449,000
1,475,000	3.875%, 8/1/22[1]	1,493,910
2,275,000	5.250%, 8/15/22[1]	2,344,410
1,550,000	5.000%, 8/1/27[1]	1,569,375
		9,231,798

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 79.6% (Continued)

Building Materials: 2.5%
	Cemex Finance LLC
2,650,000	9.375%,
	10/12/22	$2,822,250
	Masco Corp.
1,025,000	3.500%, 4/1/21	1,057,769
700,000	3.500%, 11/15/27	695,383
	Sherwin-
	Williams Co.
1,675,000	2.250%, 5/15/20	1,679,903
550,000	4.500%, 6/1/47	578,695
	Standard
	Industries, Inc.
1,725,000	5.500%, 2/15/23[1]	1,824,187
		8,658,187
Cable/Satellite TV: 6.9%
	CCO Holdings LLC /
	CCO Holdings
	Capital Corp.
1,900,000	5.250%, 3/15/21	1,953,437
1,250,000	5.125%, 5/1/23[1]	1,315,625
	Cequel Communications
	Holdings I LLC /
	Cequel Capital Corp.
522,000	6.375%, 9/15/20[1]	533,745
	Charter
	Communications
	Operating LLC /
	Charter
	Communications
	Operating Capital
1,360,000	4.908%, 7/23/25	1,471,626
9,350,000	5.375%, 5/1/47[1]	9,929,186
	CSC Holdings LLC
600,000	7.625%, 7/15/18	634,500
900,000	6.750%, 11/15/21	999,000
	DISH DBS Corp.
1,750,000	7.875%, 9/1/19	1,933,750
1,250,000	5.875%, 11/15/24	1,338,400
	Midcontinent
	Communications /
	Midcontinent
	Finance Corp.
325,000	6.875%, 8/15/23[1]	351,812
	UPC Holding B.V.
1,275,000	6.750%, 3/15/23	1,424,566
	Ziggo Secured
	Finance B.V.
EUR 1,450,000	7.125%, 5/15/24	1,861,518
		23,747,165
Capital Goods: 0.7%
	Hutchison
	Whampoa Europe
	Finance 13 Ltd.
EUR 630,000	3.750%, 5/10/66[2]	737,329
	Roper
	Technologies, Inc.
1,550,000	2.800%, 12/15/21	1,564,792
		2,302,121
Chemicals: 1.4%
	Blue Cube
	Spinco, Inc.
425,000	9.750%, 10/15/23	516,375
	Consolidated Energy
	Finance S.A.
725,000	6.875%, 6/15/25[1]	748,562
	Phosagro OAO
	Via Phosagro
	Bond
	Funding DAC
925,000	4.204%, 2/13/18	934,967
1,368,000	3.950%, 11/3/21	1,379,553
	PQ Corp.
1,000,000	6.750%,
	11/15/22[1]	1,077,500
		4,656,957
Consumer Products: 1.5%
	First Quality
	Finance Co., Inc.
1,125,000	5.000%, 7/1/25[1]	1,150,312
	Newell Brands, Inc.
2,530,000	3.850%, 4/1/23	2,659,673
	Spectrum
	Brands, Inc.
1,250,000	6.625%, 11/15/22	1,315,625
		5,125,610

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 79.6% (Continued)

Containers: 0.9%
	Reynolds Group
	Issuer, Inc. /
	Reynolds Group
	Issuer LLC
1,600,000	5.750%,
	10/15/20	$1,639,344
675,000	5.125%, 7/15/23[1]	702,000
	Silgan Holdings, Inc.
856,000	5.000%, 4/1/20	867,770
		3,209,114
Diversified Financial Services: 2.4%
	AerCap Ireland
	Capital DAC /
	AerCap Global
	Aviation Trust
860,000	5.000%, 10/1/21	931,608
2,415,000	3.950%, 2/1/22	2,517,029
	Garfunkelux
	Holdco 3 S.A.
GBP 1,200,000	8.500%, 11/1/22	1,677,629
	Ladder Capital
	Finance Holdings
	LLLP / Ladder
	Capital Finance
	Corp.
500,000	5.250%, 3/15/22[1]	515,000
	Lincoln Finance Ltd.
EUR 1,775,000	6.875%, 4/15/21	2,177,549
	Lock A/S
EUR 525,000	7.000%, 8/15/21	625,534
		8,444,349
Diversified Media: 1.8%
	Belo Corp.
1,050,000	7.250%, 9/15/27	1,144,500
	Clear Channel
	Worldwide
	Holdings, Inc.
700,000	6.500%, 11/15/22	717,500
	Lamar Media Corp.
1,550,000	5.375%, 1/15/24	1,627,500
	Match Group, Inc.
375,000	6.375%, 6/1/24	409,219
	Outfront Media
	Capital LLC /
	Outfront Media
	Capital Corp.
750,000	5.625%, 2/15/24	785,625
	TEGNA, Inc.
750,000	5.125%, 7/15/20	769,687
	Videotron Ltd.
675,000	5.125%, 4/15/27[1]	695,250
		6,149,281
Energy: 9.3%
	Anadarko
	Petroleum Corp.
975,000	3.450%, 7/15/24	953,875
	Cheniere Corpus
	Christi Holdings LLC
500,000	5.125%, 6/30/27[1]	513,125
	Delek & Avner
	Tamar Bond Ltd.
2,025,000	3.839%, 12/30/18	2,061,703
	Energy Transfer LP
875,000	4.200%, 4/15/27	876,473
	Gazprom OAO Via
	Gaz Capital S.A.
1,350,000	9.250%, 4/23/19	1,501,544
1,000,000	5.999%, 1/23/21	1,080,900
	Gulf South
	Pipeline Co. LP
1,340,000	4.000%, 6/15/22	1,381,281
	MOL Group
	Finance S.A.
1,100,000	6.250%, 9/26/19	1,192,708
	NGPL PipeCo LLC
1,000,000	7.119%, 12/15/17[1]	1,023,750
	Pertamina Persero PT
750,000	5.250%, 5/23/21	813,906
	Petrobras Global
	Finance B.V.
1,650,000	5.750%, 1/20/20	1,716,330
1,450,000	4.875%, 3/17/20	1,482,770
	Petroleos Mexicanos
630,000	4.875%, 1/24/22	650,607
416,000	4.875%, 1/24/22	429,608
1,600,000	4.878%, 3/11/22[2]	1,727,600

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 79.6% (Continued)

Energy: 9.3% (Continued)
	Pioneer Natural
	Resources Co.
1,075,000	3.450%, 1/15/21	$1,105,361
	Sabine Pass
	Liquefaction LLC
750,000	5.625%, 2/1/21	817,127
1,300,000	5.625%, 4/15/23	1,446,814
675,000	5.875%, 6/30/26	755,685
2,275,000	5.000%, 3/15/27	2,423,464
	Sinopec Group
	Overseas
	Development
	2016 Ltd.
2,075,000	2.750%, 5/3/21	2,081,022
	Southern Star
	Central Corp.
4,325,000	5.125%, 7/15/22[1]	4,422,312
	Tengizchevroil
	Finance Co.
	International Ltd.
775,000	4.000%, 8/15/26	748,999
	Tesoro Logistics LP /
	Tesoro Logistics
	Finance Corp.
800,000	6.250%, 10/15/22	854,000
		32,060,964
Environmental: 0.1%
	GFL
	Environmental, Inc.
200,000	5.625%, 5/1/22[1]	205,500

Food/Beverage/Tobacco: 4.0%
	Constellation
	Brands, Inc.
1,200,000	4.250%, 5/1/23	1,279,164
1,450,000	4.750%, 11/15/24	1,582,999
3,133,000	4.500%, 5/9/47	3,238,234
	Grupo Bimbo
	S.A.B. de CV
1,300,000	3.875%, 6/27/24	1,341,829
	Mead Johnson
	Nutrition Co.
1,170,000	3.000%, 11/15/20	1,200,722
	Minerva
	Luxembourg S.A.
475,000	6.500%, 9/20/26	464,312
	Post Holdings, Inc.
1,825,000	6.000%, 12/15/22[1]	1,941,344
	Sigma Alimentos
	S.A. de CV
715,000	4.125%, 5/2/26	728,227
	Tyson Foods, Inc.
1,550,000	3.550%, 6/2/27	1,571,274
		13,348,105
Healthcare: 6.6%
	Becton Dickinson
	and Co.
2,675,000	2.675%, 12/15/19	2,709,347
2,975,000	3.700%, 6/6/27	2,990,431
1,700,000	4.669%, 6/6/47	1,774,448
	Centene Corp.
2,150,000	6.125%, 2/15/24	2,329,912
	CHS / Community
	Health Systems, Inc.
1,125,000	6.250%, 3/31/23	1,165,612
	Fresenius Medical
	Care U.S. Finance
	II, Inc.
1,025,000	4.125%, 10/15/20[1]	1,068,563
	HCA
	Healthcare, Inc.
1,000,000	6.250%, 2/15/21	1,095,000
	HCA, Inc.
1,500,000	4.250%, 10/15/19	1,560,000
3,650,000	5.500%, 6/15/47	3,786,875
	Hill-Rom
	Holdings, Inc.
750,000	5.750%, 9/1/23[1]	793,125
	Molina
	Healthcare, Inc.
900,000	5.375%, 11/15/22	957,375
350,000	4.875%, 6/15/25[1]	353,500
	MPH Acquisition
	Holdings LLC
1,175,000	7.125%, 6/1/24[1]	1,255,781

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 79.6% (Continued)

Healthcare: 6.6% (Continued)
	Valeant
	Pharmaceuticals
	International, Inc.
350,000	6.500%,
	3/15/22[1]	$367,938
600,000	7.000%, 3/15/24[1]	632,250
		21,065,709
Homebuilders/Real Estate: 1.2%
	Aeropuertos
	Dominicanos Siglo
	XXI S.A.
599,000	6.750%, 3/30/29	651,418
	ATF
	Netherlands B.V.
EUR 1,000,000	3.750%, 1/20/66	1,166,309
	Immobiliare Grande
	Distribuzione
	SIIQ SpA
EUR 629,000	2.500%, 5/31/21	752,293
	JAFZ Sukuk
	2019 Ltd.
1,100,000	7.000%, 6/19/19	1,196,184
	Realogy Group
	LLC / Realogy
	Co-Issuer Corp.
525,000	5.250%, 12/1/21[1]	552,825
		4,319,029
Insurance: 0.3%
	Fukoku Mutual Life
	Insurance Co.
1,120,000	6.500%, 9/19/49[2]	1,263,461

Metals/Mining: 3.2%
	Freeport-
	McMoRan, Inc.
575,000	2.300%, 11/14/17	575,000
750,000	2.375%, 3/15/18	748,125
500,000	3.100%, 3/15/20	491,250
	Lundin Mining Corp.
367,000	7.875%, 11/1/22[1]	401,865
	Teck Resources Ltd.
2,650,000	4.500%, 1/15/21	2,775,875
	Vale Overseas Ltd.
660,000	5.625%, 9/15/19	697,950
1,100,000	5.875%, 6/10/21	1,183,600
1,750,000	5.875%, 6/10/21	1,883,000
	Vedanta
	Resources PLC
600,000	6.375%, 7/30/22	603,420
	VM Holding S.A.
600,000	5.375%, 5/4/27	607,200
	Votorantim S.A.
1,123,000	6.625%, 9/25/19	1,195,995
		11,163,280
Paper: 0.2%
	Inversiones
	CMPC S.A.
800,000	6.125%, 11/5/19[1]	862,665

Restaurants: 1.3%
	New Red
	Finance, Inc.
2,100,000	4.625%, 1/15/22[1]	2,157,750
2,025,000	6.000%, 4/1/22[1]	2,103,469
	Yum! Brands, Inc.
325,000	4.750%, 6/1/27[1]	332,718
		4,593,937
Services: 0.2%
	KAR Auction
	Services, Inc.
300,000	5.125%, 6/1/25[1]	306,375
	Mobile Mini, Inc.
400,000	5.875%, 7/1/24	416,000
		722,375
Steel: 2.0%
	AK Steel Corp.
650,000	7.625%, 10/1/21	679,458
	ArcelorMittal
1,234,000	6.125%, 6/1/18	1,281,817
	Commercial
	Metals Co.
875,000	5.375%, 7/15/27	893,594
	Severstal OAO Via
	Steel Capital S.A.
960,000	6.700%, 10/25/17	974,091
1,200,000	3.850%, 8/27/21	1,215,205

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 79.6% (Continued)

Steel: 2.0% (Continued)
	Steel Dynamics, Inc.
1,150,000	5.125%, 10/1/21	$1,183,902
	TMK OAO Via
	TMK Capital S.A.
500,000	6.750%, 4/3/20	529,193
		6,757,260
Super Retail: 1.5%
	Advance Auto
	Parts, Inc.
1,200,000	4.500%, 12/1/23	1,275,282
	Dollar Tree, Inc.
1,000,000	5.250%, 3/1/20	1,028,125
2,600,000	5.750%, 3/1/23	2,756,780
		5,060,187
Technology: 3.2%
	Baidu, Inc.
1,095,000	2.750%, 6/9/19	1,108,517
	Broadcom Corp. /
	Broadcom Cayman
	Finance Ltd.
2,550,000	3.000%, 1/15/22[1]	2,575,454
	Lenovo Group Ltd.
2,325,000	4.700%, 5/8/19	2,395,343
	Nuance
	Communications, Inc.
650,000	5.625%, 12/15/26[1]	697,125
	NXP B.V. / NXP
	Funding LLC
3,700,000	3.875%, 9/1/22[1]	3,861,875
	Verisign, Inc.
750,000	4.750%, 7/15/27[1]	762,187
		11,400,501
Telecommunications: 11.1%
	America Movil
	S.A.B. de CV
2,230,000	3.125%, 7/16/22	2,278,108
	American Tower
	Corp.
1,000,000	3.375%, 10/15/26	980,321
	Arqiva Broadcast
	Finance PLC
GBP 650,000	9.500%, 3/31/20	904,356
	AT&T, Inc.
925,000	4.750%, 5/15/46	910,581
	Bulgarian
	Telecommunications
	Co. EAD
EUR 375,000	6.625%, 11/15/18	437,016
	Crown Castle
	International Corp.
1,100,000	3.400%, 2/15/21	1,130,469
1,375,000	4.450%, 2/15/26	1,463,034
	GCI, Inc.
1,975,000	6.750%, 6/1/21	2,026,844
	HPHT Finance
	15 Ltd.
1,350,000	2.875%, 3/17/20	1,358,652
	Intelsat Jackson
	Holdings S.A.
750,000	8.000%, 2/15/24[1]	810,000
	KT Corp.
700,000	2.500%, 7/18/26	663,594
	Orange S.A.
GBP 1,000,000	5.875%, 12/29/49[2]	1,444,285
	SBA
	Communications
	Corp.
1,750,000	4.875%, 7/15/22	1,806,875
	SES S.A.
EUR 1,975,000	4.625%, 1/2/66[2]	2,425,083
	Sprint
	Communications,
	Inc.
750,000	9.000%, 11/15/18[1]	814,920
925,000	7.000%, 8/15/20	1,019,812
	Sprint Corp.
1,450,000	7.625%, 2/15/25	1,672,938
	Sprint Spectrum
	Co. LLC / Sprint
	Spectrum Co. II
	LLC / Sprint
	Spectrum Co.
	III LLC
5,185,000	3.360%, 3/20/23[1]	5,243,331
	Telefonica
	Europe B.V.
GBP 700,000	6.750%, 11/26/50[2]	1,010,987

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 79.6% (Continued)

Telecommunications: 11.1% (Continued)
	Telesat Canada /
	Telesat LLC
575,000	8.875%,
	11/15/24[1]	$646,875
	T-Mobile USA, Inc.
1,500,000	6.836%, 4/28/23	1,605,000
1,150,000	6.500%, 1/15/26	1,272,188
	Verizon
	Communications,
	Inc.
725,000	2.625%, 8/15/26	668,181
1,675,000	4.125%, 3/16/27	1,733,357
	Wind Acquisition
	Finance S.A.
EUR 1,050,000	7.000%, 4/23/21	1,250,397
	XPO Logistics, Inc.
975,000	6.125%, 9/1/23[1]	1,018,875
	Zayo Group LLC /
	Zayo Capital, Inc.
900,000	6.000%, 4/1/23	951,750
600,000	5.750%, 1/15/27[1]	629,250
		38,177,079
Utilities: 5.5%
	Enel SpA
GBP 1,750,000	7.750%, 9/10/75[2]	2,594,127
	FirstEnergy Corp.
3,350,000	3.900%, 7/15/27	3,367,501
2,125,000	4.850%, 7/15/47	2,164,321
	Indiantown
	Cogeneration LP
627,820	9.770%, 12/15/20	682,194
	Israel Electric
	Corp. Ltd.
1,950,000	5.625%, 6/21/18	2,015,325
770,000	9.375%, 1/28/20	903,306
	PPL Capital
	Funding, Inc.
1,550,000	3.400%, 6/1/23	1,594,979
	RWE AG
GBP 1,400,000	7.000%, 3/20/49[2]	1,951,545
	State Grid Overseas
	Investment
	2016 Ltd.
1,390,000	2.750%, 5/4/22	1,385,007
	Transportadora
	de Gas
	Internacional S.A.
2,000,000	5.700%, 3/20/22	2,061,000
		18,719,305
TOTAL CORPORATE BONDS
(Cost $270,445,835)		274,588,208

CONVERTIBLE BONDS: 0.2%

Banking: 0.2%
	de Volksbank NV
EUR 600,000	3.750%, 11/5/25[2]	739,485

TOTAL CONVERTIBLE BONDS
(Cost $733,004)		739,485

U.S. GOVERNMENT NOTES/BONDS: 1.0%

Sovereign: 1.0%
	United States
	Treasury
	Note/Bond
3,200,000	3.000%,
	5/15/47	3,303,062

TOTAL U.S. GOVERNMENT
NOTES/BONDS
(Cost $3,313,994)		3,303,062

BANK LOANS: 15.3%

Automotive & Auto Parts: 0.7%
	Gates Global LLC /
	Gates Global Co.
2,000,000	3.500%,
	3/31/24[2,3,4]	2,305,103

Broadcasting: 0.3%
	Lions Gate
	Entertainment Corp.
367,188	4.226%, 12/8/23[2,3]	369,941
	Mission
	Broadcasting, Inc.
60,700	4.238%, 1/17/24[2,3]	60,906

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 15.3% (Continued)

Broadcasting: 0.3% (Continued)
Nexstar
Broadcasting, Inc.
634,464	4.238%, 1/17/24[2,3]
$636,618
1,067,465
Building Materials: 1.0%
HD Supply, Inc.
1,240,625	4.046%, 10/16/23[2,3]
1,249,154
Verallia S.A.
2,000,000	3.000%, 10/29/22[2,3,4]
2,297,336
3,546,490
Cable/Satellite TV: 0.7%
Midcontinent
Communications
Investor LLC
1,318,375	3.584%, 12/31/23[2,3]
1,329,087
Ziggo Secured
Finance B.V.
1,025,000	3.659%, 4/15/25[2,3]
1,023,021
2,352,108
Capital Goods: 0.7%
Columbus
McKinnon Corp.
2,367,346	4.296%, 1/31/24[2,3]
2,382,852

Containers: 0.7%
Berry Plastics
Group, Inc.
2,110,946	3.617%, 10/1/22[2,3]
2,115,495
Reynolds Group
Issuer, Inc. /
Reynolds Group
Issuer LLC
496,256	4.226%, 2/3/23[2,3]	497,442
2,612,937
Diversified Media: 0.7%
SFR Group S.A.
2,000,000	3.000%, 7/31/25[2,3]
2,295,246

Food/Beverage/Tobacco: 1.1%
Chobani, LLC
1,094,500	5.476%, 10/10/23[2,3]
1,104,082
Pinnacle Foods
Finance LLC
1,920,848	3.076%, 2/2/24[2,3]	1,929,693
Post Holdings, Inc.
600,000	3.470%, 5/24/24[2,3,4]
601,392
3,635,167
Healthcare: 2.0%
Change Healthcare
Holdings, Inc.
1,471,313	3.976%, 3/1/24[2,3]	1,473,350
Endo Luxembourg
Finance
1,850,000	5.500%, 4/30/24[2,3]	1,870,239
Envision
Healthcare Corp.
771,125	4.300%, 11/17/23[2,3]
775,945
Examworks
Group, Inc.
565,732	4.476%, 7/27/23[2,3]	568,917
Grifols Worldwide
Operations
USA, Inc.
2,518,688	3.436%, 1/31/25[2,3,4,5]
2,524,380
7,212,831
Hotels: 0.4%
Hilton Worldwide
Finance
1,309,219	3.216%, 10/25/23[2,3]
1,314,495

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 15.3% (Continued)

Leisure: 0.7%
Dorna Sports, S.L.
2,000,000	3.250%, 4/12/24[2,3,4]
$2,307,742

Restaurants: 0.3%
Burger King /
Tim Hortons
971,001	3.476%, 2/16/24[2,3]
969,486

Services: 0.7%
Verisure
Holding AB
2,000,000	3.000%, 10/21/22[2,3,4]
2,296,503

Super Retail: 0.7%
BJ’s Wholesale
Club, Inc.
2,550,000	4.968%, 2/2/24[2,3,4,5]
2,477,746

Technology: 1.8%
Dell
International LLC
1,990,013	3.730%, 9/7/23[2,3]
1,999,545
Equinix, Inc.
2,501,000	3.250%, 1/5/24[2,3,4]
2,889,330
Seahawk Holdings
Co., Inc.
1,656,560	7.226%, 10/31/22[2,3]
1,684,721
6,573,596
Telecommunications: 2.3%
CenturyLink, Inc.
1,925,000	1.375%, 1/31/25[2,3]
1,905,885
Eircom Holdings
(Ireland) Ltd.
2,500,000	3.250%, 4/19/24[2,3,4]
2,878,581
Sprint
Communications,
Inc.
2,493,750	3.726%, 2/2/24[2,3]
2,497,129
Zayo Group LLC /
Zayo Capital, Inc.
546,946	3.716%, 1/19/24[2,3]
548,486
7,830,081
Utilities: 0.5%
Dayton Power &
Light Co.
671,625	4.480%, 8/22/22[2,3]	682,539
Lightstone
Generation
LLC TLB
937,290	5.726%, 1/30/24[2,3]
915,348
Lightstone
Generation
LLC TLC
58,000	5.726%, 1/30/24[2,3]
56,642
1,654,529
TOTAL BANK LOANS
(Cost $52,316,273)		52,834,377

TOTAL INVESTMENTS
IN SECURITIES: 96.1%
(Cost $326,809,105)		331,465,132
Other Assets in Excess
of Liabilities: 3.9%		13,542,373
TOTAL NET ASSETS: 100.0%		$345,007,505

†	In U.S. Dollars unless otherwise indicated.
EUR – Euro
GBP – Great Britain Pound
PIK – Payment-in-Kind
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30,

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

2017 the value of these securities amounted to $64,872,308 or 18.8% of net assets.
[2]	Variable rate security; rate shown is the rate in effect on June 30, 2017.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate.  Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2017 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency contracts outstanding with the Bank of New York.

			U.S. Dollar			U.S. Dollar
			Value at			Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2017	be Received		2017	(Depreciation)
9/20/17	CHF	1,500,000	$1,572,706		$1,565,974	$1,565,974	$(6,732)
9/20/17		$1,125,605	1,125,605	EUR	1,000,000	1,147,193	21,588
9/20/17	EUR	37,000,000	42,446,136		$41,894,435	41,894,435	(551,701)
9/20/17	GBP	9,000,000	11,752,247		$11,612,422	11,612,422	(139,825)
			$56,896,694			$56,220,026	$(676,670)

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 95.3%

Aerospace/Defense: 1.6%
	Bombardier, Inc.
$300,000	8.750%, 12/1/21[1]	$333,750
200,000	7.500%, 3/15/25[1]	208,000
	Meccanica Holdings
	USA, Inc.
300,000	7.375%, 7/15/39[1]	361,500
	TransDigm, Inc.
175,000	6.500%, 7/15/24	181,125
		1,084,375
Airlines: 0.7%
	American Airlines
	Group, Inc.
425,000	5.500%, 10/1/19[1]	449,692

Automotive & Auto Parts: 3.1%
	American Axle &
	Manufacturing Inc.
100,000	6.625%, 10/15/22	103,000
150,000	6.500%, 4/1/27[1]	146,250
	Cooper-Standard
	Automotive, Inc.
275,000	5.625%, 11/15/26[1]	276,719
	Dana Financing
	Luxembourg Sarl
400,000	6.500%, 6/1/26[1]	426,750
	Gates Global LLC /
	Gates Global Co.
300,000	6.000%, 7/15/22[1]	302,250
	Meritor, Inc.
325,000	6.250%, 2/15/24	340,437
	TI Group Automotive
	Systems LLC
175,000	8.750%, 7/15/23[1]	185,938
	ZF North America
	Capital, Inc.
300,000	4.750%, 4/29/25[1]	317,625
		2,098,969
Banking: 1.5%
	Ally Financial Inc.
350,000	8.000%, 3/15/20	399,000
150,000	8.000%, 11/1/31	184,500
	Intesa Sanpaolo SpA
200,000	5.017%, 6/26/24[1]	203,128
	UniCredit SpA
200,000	5.861%, 6/19/32[1,2]	205,812
		992,440
Broadcasting: 4.3%
	Gray Television, Inc.
350,000	5.875%, 7/15/26[1]	357,875
	Lions Gate
	Entertainment Corp.
250,000	5.875%, 11/1/24[1]	264,375
	Netflix, Inc.
375,000	5.500%, 2/15/22	409,099
	Nexstar
	Broadcasting, Inc.
475,000	5.625%, 8/1/24[1]	482,125
	Sinclair Television
	Group, Inc.
425,000	5.625%, 8/1/24[1]	437,219
	Sirius XM
	Radio, Inc.
125,000	3.875%, 8/1/22[1]	126,602
400,000	6.000%, 7/15/24[1]	426,000
	Tribune Media Co.
375,000	5.875%, 7/15/22	394,688
		2,897,983
Building Materials: 0.9%
	Brand Energy &
	Infrastructure
	Services, Inc.
150,000	8.500%, 7/15/25[1]	155,625
	Standard
	Industries, Inc.
450,000	5.375%, 11/15/24[1]	476,437
		632,062
Cable/Satellite TV: 9.1%
	Altice Financing SA
400,000	6.625%, 2/15/23[1]	425,376
	Altice Finco SA
200,000	7.625%, 2/15/25[1]	214,250
	Altice US
	Finance I Corp.
600,000	5.375%, 7/15/23[1]	625,875

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Cable/Satellite TV: 9.1% (Continued)
	CCO Holdings LLC /
	CCO Holdings
	Capital Corp.
$650,000	5.125%, 2/15/23	$672,344
250,000	5.500%, 5/1/26[1]	265,937
100,000	5.875%, 5/1/27[1]	107,125
	CSC Holdings LLC
550,000	6.750%, 11/15/21	610,500
500,000	10.125%, 1/15/23[1]	581,250
	DISH DBS Corp.
250,000	7.875%, 9/1/19	276,250
200,000	5.875%, 11/15/24	214,144
	Midcontinent
	Communications /
	Midcontinent
	Finance Corp.
450,000	6.875%, 8/15/23[1]	487,125
	Radiate Holdco
	LLC / Radiate
	Finance, Inc.
200,000	6.625%, 2/15/25[1]	200,500
	SFR Group S.A.
250,000	6.000%, 5/15/22[1]	261,875
275,000	6.250%, 5/15/24[1]	291,500
	UPCB Finance
	IV Ltd.
325,000	5.375%, 1/15/25[1]	341,656
	Virgin Media
	Finance PLC
525,000	6.375%, 4/15/23[1]	553,875
		6,129,582
Capital Goods: 1.7%
	Anixter, Inc.
200,000	5.125%, 10/1/21	214,000
	ATS Automation
	Tooling Systems, Inc.
275,000	6.500%, 6/15/23[1]	287,375
	Cloud Crane LLC
275,000	10.125%, 8/1/24[1]	302,500
	Griffon Corp.
200,000	5.250%, 3/1/22	204,500
	Park-Ohio
	Industries, Inc.
150,000	6.625%, 4/15/27[1]	157,781
		1,166,156
Chemicals: 2.9%
	A. Schulman, Inc.
225,000	6.875%, 6/1/23	239,063
	Consolidated
	Energy Finance S.A.
150,000	6.875%, 6/15/25[1]	154,875
	CVR Partners LP /
	CVR Nitrogen
	Finance Corp.
100,000	9.250%, 6/15/23[1]	105,000
	Koppers, Inc.
225,000	6.000%, 2/15/25[1]	239,625
	Platform Specialty
	Products Corp.
175,000	10.375%, 5/1/21[1]	194,031
	PolyOne Corp.
200,000	5.250%, 3/15/23	211,000
	Tronox Finance LLC
375,000	7.500%, 3/15/22[1]	388,125
	Univar USA, Inc.
400,000	6.750%, 7/15/23[1]	419,000
		1,950,719
Consumer Products: 0.7%
	American Greetings
	Corp
150,000	7.875%, 2/15/25[1]	162,937
	First Quality
	Finance Co., Inc.
125,000	5.000%, 7/1/25[1]	127,813
	Kronos Acquisition
	Holdings, Inc.
200,000	9.000%, 8/15/23[1]	200,000
		490,750
Containers: 2.5%
	Ball Corp.
400,000	4.000%, 11/15/23	410,500

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Containers: 2.5% (Continued)
	Crown Americas
	LLC / Crown
	Americas Capital
	Corp. IV
$200,000	4.500%, 1/15/23	$210,000
	Flex Acquisition
	Co, Inc.
50,000	6.875%, 1/15/25[1]	52,094
	Owens-Brockway
	Glass Container, Inc.
250,000	5.875%, 8/15/23[1]	276,094
	Reynolds Group
	Issuer, Inc. /
	Reynolds Group
	Issuer LLC
150,000	5.750%, 10/15/20	153,688
225,000	5.125%, 7/15/23[1]	234,000
	Sealed Air Corp.
325,000	6.875%, 7/15/33[1]	375,375
		1,711,751
Diversified Financial Services: 2.2%
	Alliance Data
	Systems Corp.
250,000	5.375%, 8/1/22[1]	253,750
	Fly Leasing Ltd.
200,000	6.375%, 10/15/21	210,750
	Icahn Enterprises
	LP / Icahn
	Enterprises
	Finance Corp.
250,000	6.250%, 2/1/22	261,250
300,000	6.750%, 2/1/24	313,530
	Ladder Capital
	Finance Holdings
	LLLP / Ladder
	Capital Finance
	Corp.
150,000	5.250%, 3/15/22[1]	154,500
	Park Aerospace
	Holdings Ltd.
75,000	5.250%, 8/15/22[1]	78,680
75,000	5.500%, 2/15/24[1]	78,525
	Springleaf
	Finance Corp.
125,000	7.750%, 10/1/21	140,313
		1,491,298
Diversified Media: 1.7%
	Belo Corp.
50,000	7.750%, 6/1/27	55,750
50,000	7.250%, 9/15/27	54,500
	Cable One, Inc.
200,000	5.750%, 6/15/22[1]	210,750
	Clear Channel
	Worldwide
	Holdings, Inc.
225,000	7.625%, 3/15/20	224,719
350,000	6.500%, 11/15/22	361,445
	Outfront Media
	Capital LLC /
	Outfront Media
	Capital Corp.
200,000	5.875%, 3/15/25	210,250
		1,117,414
Energy: 11.9%
	AmeriGas Partners
	LP / AmeriGas
	Finance Corp.
150,000	5.625%, 5/20/24	155,250
200,000	5.875%, 8/20/26	206,000
75,000	5.750%, 5/20/27	76,312
	Antero Resources
	Corp.
200,000	5.125%, 12/1/22	201,436
	Archrock Partners
	LP / Archrock
	Partners Finance
	Corp.
350,000	6.000%, 4/1/21	343,000
	Baytex Energy Corp.
75,000	5.125%, 6/1/21[1]	66,937
	Callon Petroleum Co.
200,000	6.125%, 10/1/24	204,500
	Carrizo Oil &
	Gas, Inc.
125,000	6.250%, 4/15/23	120,937

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Energy: 11.9% (Continued)
	Cheniere Corpus
	Christi Holdings LLC
$150,000	7.000%, 6/30/24	$167,625
100,000	5.125%, 6/30/27[1]	102,625
	Chesapeake
	Energy Corp.
400,000	8.000%, 1/15/25[1]	397,500
	Continental
	Resources, Inc.
350,000	3.800%, 6/1/24	322,217
125,000	4.900%, 6/1/44	105,000
	Covey Park
	Energy LLC
100,000	7.500%, 5/15/25[1]	100,250
	Crestwood Midstream
	Partners LP /
	Crestwood
	Midstream
	Finance Corp.
200,000	6.250%, 4/1/23	204,000
	Delek Logistics
	Partners LP
150,000	6.750%, 5/15/25[1]	152,250
	Forum Energy
	Technologies, Inc.
200,000	6.250%, 10/1/21	196,000
	Gulfport
	Energy Corp.
200,000	6.000%, 10/15/24[1]	195,500
100,000	6.375%, 5/15/25[1]	98,875
	Hilcorp Energy I LP /
	Hilcorp Finance Co.
25,000	5.000%, 12/1/24[1]	23,125
75,000	5.750%, 10/1/25[1]	71,063
	Laredo
	Petroleum, Inc.
350,000	5.625%, 1/15/22	341,250
	Matador
	Resources Co.
200,000	6.875%, 4/15/23	208,500
	MEG Energy Corp.
200,000	6.500%, 1/15/25[1]	182,750
	Murphy Oil Corp.
150,000	4.700%, 12/1/22	145,200
	Murphy Oil USA, Inc.
125,000	6.000%, 8/15/23	132,500
	Newfield
	Exploration Co.
200,000	5.625%, 7/1/24	209,500
100,000	5.375%, 1/1/26	104,000
	Oasis Petroleum, Inc.
250,000	6.875%, 1/15/23	243,125
	Parsley Energy
	LLC / Parsley
	Finance Corp.
125,000	5.250%, 8/15/25[1]	125,313
	Precision Drilling
	Corp.
75,000	6.500%, 12/15/21	73,781
	QEP Resources, Inc.
225,000	6.875%, 3/1/21	234,563
	Range Resources
	Corp.
200,000	5.000%, 8/15/22[1]	197,500
	Rice Energy, Inc.
200,000	6.250%, 5/1/22	209,250
	Rowan Cos., Inc.
250,000	4.875%, 6/1/22	233,125
	RSP Permian, Inc.
25,000	5.250%, 1/15/25[1]	25,156
	SM Energy Co.
125,000	5.000%, 1/15/24	111,250
	Southwestern
	Energy Co.
150,000	4.100%, 3/15/22	140,531
100,000	6.700%, 1/23/25	98,250
	Suburban Propane
	Partners LP /
	Suburban Energy
	Finance Corp.
75,000	5.875%, 3/1/27	75,000
	Sunoco LP / Sunoco
	Finance Corp.
175,000	6.375%, 4/1/23	184,765

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Energy: 11.9% (Continued)
	Targa Resources
	Partners LP / Targa
	Resources Partners
	Finance Corp.
$225,000	4.250%, 11/15/23	$220,782
175,000	5.125%, 2/1/25[1]	180,906
	Tesoro Logistics
	LP / Tesoro
	Logistics
	Finance Corp.
150,000	6.125%, 10/15/21	156,375
	Ultra Resources, Inc.
75,000	6.875%, 4/15/22[1]	74,531
75,000	7.125%, 4/15/25[1]	74,063
	Weatherford
	International Ltd.
150,000	4.500%, 4/15/22	133,125
25,000	6.500%, 8/1/36	21,375
	WPX Energy, Inc.
425,000	6.000%, 1/15/22	422,875
		8,069,743
Entertainment/Film: 0.8%
	Regal Entertainment
	Group
500,000	5.750%, 3/15/22	523,750

Environmental: 0.2%
	GFL
	Environmental, Inc.
150,000	5.625%, 5/1/22[1]	154,125

Food & Drug Retail: 0.2%
	Albertsons Cos LLC /
	Safeway Inc / New
	Albertson’s Inc /
	Albertson’s LLC
175,000	5.750%, 3/15/25[1]	163,187

Food/Beverage/Tobacco: 2.1%
	Aramark Services, Inc.
175,000	5.125%, 1/15/24	184,406
	Lamb Weston
	Holdings, Inc.
400,000	4.625%, 11/1/24[1]	414,000
	Post Holdings, Inc.
400,000	6.000%, 12/15/22[1]
		425,500
200,000	5.500%, 3/1/25[1]	206,750
	Vector Group Ltd.
200,000	6.125%, 2/1/25[1]	208,250
		1,438,906
Gaming: 0.5%
	GLP Capital LP /
	GLP Financing
	II, Inc.
175,000	5.375%, 11/1/23	190,969
	Scientific Games
	International, Inc.
150,000	7.000%, 1/1/22[1]	160,125
		351,094
Healthcare: 9.5%
	Centene Corp.
400,000	6.125%, 2/15/24	433,472
	CHS / Community
	Health Systems, Inc.
125,000	8.000%, 11/15/19	126,094
125,000	5.125%, 8/1/21	127,031
275,000	6.250%, 3/31/23	284,927
	Endo Finance LLC /
	Endo Finco, Inc.
725,000	5.375%, 1/15/23[1]	609,000
	HCA Healthcare, Inc.
575,000	6.250%, 2/15/21	629,625
	HCA, Inc.
75,000	6.500%, 2/15/20	82,031
400,000	5.875%, 2/15/26	433,000
	HealthSouth Corp.
400,000	5.125%, 3/15/23	414,000
	Kindred
	Healthcare, Inc.
150,000	8.750%, 1/15/23	158,250
	LifePoint
	Health, Inc.
600,000	5.875%, 12/1/23	634,500

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Healthcare: 9.5% (Continued)
	Mallinckrodt
	International
	Finance S.A. /
	Mallinckrodt
	CB LLC
$225,000	5.750%, 8/1/22[1]	$212,625
	Molina
	Healthcare, Inc.
400,000	5.375%, 11/15/22	425,500
200,000	4.875%, 6/15/25[1]	202,000
	MPT Operating
	Partnership LP /
	MPT Finance Corp.
200,000	6.375%, 3/1/24	218,526
	Tenet
	Healthcare Corp.
550,000	6.000%, 10/1/20	590,563
	Valeant
	Pharmaceuticals
	International, Inc.
400,000	6.375%, 10/15/20[1]	389,500
50,000	7.000%, 3/15/24[1]	52,688
500,000	6.125%, 4/15/25[1]	425,000
		6,448,332
Homebuilders/Real Estate: 0.9%
	DuPont Fabros
	Technology LP
200,000	5.625%, 6/15/23	214,000
	Lennar Corp.
200,000	4.875%, 12/15/23	213,375
	Starwood Property
	Trust, Inc.
175,000	5.000%, 12/15/21[1]	182,438
		609,813
Leisure: 0.7%
	Silversea Cruise
	Finance Ltd.
125,000	7.250%, 2/1/25[1]	133,906
	Viking Cruises Ltd.
325,000	6.250%, 5/15/25[1]	329,063
		462,969
Metals/Mining: 7.7%
	Aleris
	International, Inc.
100,000	7.875%, 11/1/20	94,750
275,000	9.500%, 4/1/21[1]	284,155
	Arconic, Inc.
75,000	5.950%, 2/1/37	75,937
	Cliffs Natural
	Resources, Inc.
400,000	5.750%, 3/1/25[1]	379,000
	CONSOL Energy, Inc.
100,000	5.875%, 4/15/22	98,750
	Constellium NV
250,000	8.000%, 1/15/23[1]	258,750
	First Quantum
	Minerals Ltd.
400,000	7.250%, 5/15/22[1]	411,000
	Freeport-
	McMoRan, Inc.
275,000	5.450%, 3/15/43	238,507
	Grinding Media,
	Inc. / MC
	Grinding Media
	Canada, Inc.
325,000	7.375%, 12/15/23[1]	354,250
	Hudbay
	Minerals, Inc.
50,000	7.250%, 1/15/23[1]	51,812
94,000	7.625%, 1/15/25[1]	98,935
	Natural Resource
	Partners LP / NRP
	Finance Corp.
200,000	10.500%, 3/15/22	214,750
	Novelis Corp.
175,000	6.250%, 8/15/24[1]	184,187
675,000	5.875%, 9/30/26[1]	696,938
	Peabody
	Energy Corp.
125,000	6.375%, 3/31/25[1]	123,594
	Rain CII Carbon
	LLC / CII
	Carbon Corp.
232,000	8.250%, 1/15/21[1]	242,150
675,000	7.250%, 4/1/25[1]	698,625

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Metals/Mining: 7.7% (Continued)
	SunCoke Energy
	Partners LP /
	SunCoke Energy
	Partners
	Finance Corp.
$375,000	7.500%, 6/15/25[1]	$372,188
	Teck Resources Ltd.
100,000	8.500%, 6/1/24[1]	115,750
225,000	6.000%, 8/15/40	227,250
		5,221,278
Paper: 1.3%
	Clearwater
	Paper Corp.
225,000	4.500%, 2/1/23	222,750
	Louisiana-
	Pacific Corp.
100,000	4.875%, 9/15/24	102,375
	Mercer
	International, Inc.
150,000	7.750%, 12/1/22	161,437
150,000	6.500%, 2/1/24[1]	157,004
	Rayonier AM
	Products, Inc.
225,000	5.500%, 6/1/24[1]	220,079
		863,645
Publishing/Printing: 0.2%
	Cimpress NV
150,000	7.000%, 4/1/22[1]	156,000

Restaurants: 1.3%
	Landry’s, Inc.
400,000	6.750%, 10/15/24[1]	410,500
	New Red
	Finance, Inc.
100,000	6.000%, 4/1/22[1]	103,875
	Yum! Brands, Inc.
150,000	5.000%, 6/1/24[1]	156,750
125,000	5.250%, 6/1/26[1]	131,875
50,000	4.750%, 6/1/27[1]	51,188
		854,188
Services: 4.7%
	ADT Corp/The
425,000	3.500%, 7/15/22	413,185
	AECOM
398,000	5.875%, 10/15/24	434,815
175,000	5.125%, 3/15/27	176,094
	Avis Budget Car
	Rental LLC /
	Avis Budget
	Finance, Inc.
200,000	6.375%, 4/1/24[1]	200,500
	GW Honos
	Security Corp.
275,000	8.750%, 5/15/25[1]	288,406
	H&E Equipment
	Services, Inc.
300,000	7.000%, 9/1/22	313,500
	Hertz Corp.
175,000	7.625%, 6/1/22[1]	175,017
100,000	5.500%, 10/15/24[1]	82,500
	Iron Mountain, Inc.
350,000	6.000%, 8/15/23	373,625
	KAR Auction
	Services, Inc.
75,000	5.125%, 6/1/25[1]	76,594
	LKQ Corp.
75,000	4.750%, 5/15/23	76,875
	Mobile Mini, Inc.
50,000	5.875%, 7/1/24	52,000
	Reliance Intermediate
	Holdings LP
25,000	6.500%, 4/1/23[1]	26,875
	ServiceMaster
	Co. LLC
150,000	5.125%, 11/15/24[1]	155,625
	United Rentals
	North America, Inc.
300,000	5.875%, 9/15/26	320,625
		3,166,236
Steel: 1.5%
	AK Steel Corp
250,000	7.000%, 3/15/27	259,375
	ArcelorMittal
200,000	6.125%, 6/1/25	225,000
175,000	8.000%, 10/15/39	197,094

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Steel: 1.5% (Continued)
	Zekelman
	Industries, Inc.
$300,000	9.875%, 6/15/23[1]	$337,875
		1,019,344
Super Retail: 2.2%
	Asbury Automotive
	Group, Inc.
200,000	6.000%, 12/15/24	204,500
	Group 1
	Automotive, Inc.
500,000	5.250%, 12/15/23[1]	507,500
	L Brands, Inc.
100,000	5.625%, 10/15/23	107,250
125,000	6.750%, 7/1/36	120,625
	PetSmart, Inc.
225,000	7.125%, 3/15/23[1]	200,813
	Wolverine World
	Wide, Inc.
375,000	5.000%, 9/1/26[1]	370,781
		1,511,469
Technology: 3.4%
	CommScope
	Technologies LLC
475,000	6.000%, 6/15/25[1]	509,437
	Dell International
	LLC / EMC Corp.
150,000	6.020%, 6/15/26[1]	165,509
	Equinix, Inc.
475,000	5.875%, 1/15/26	519,085
	j2 Cloud Services
	LLC / j2 Global
	Co-Obligor, Inc.
75,000	6.000%, 7/15/25[1]	77,625
	NXP B.V. / NXP
	Funding LLC
200,000	4.125%, 6/1/21[1]	211,100
200,000	3.875%, 9/1/22[1]	208,750
	Rackspace
	Hosting, Inc.
175,000	8.625%, 11/15/24[1]	186,812
	Verisign, Inc.
75,000	4.750%, 7/15/27[1]	76,219
	Western
	Digital Corp.
275,000	10.500%, 4/1/24	325,100
		2,279,637
Telecommunications: 9.3%
	CenturyLink, Inc.
325,000	5.800%, 3/15/22	339,219
	Frontier
	Communications
	Corp.
600,000	11.000%, 9/15/25	559,500
	GCI, Inc.
375,000	6.875%, 4/15/25	407,344
	Hughes Satellite
	Systems Corp.
125,000	5.250%, 8/1/26	131,094
75,000	6.625%, 8/1/26	80,812
	Inmarsat Finance PLC
250,000	4.875%, 5/15/22[1]	255,000
	Intelsat Jackson
	Holdings S.A.
125,000	5.500%, 8/1/23	104,062
300,000	8.000%, 2/15/24[1]	324,000
150,000	9.750%, 7/15/25[1]	150,188
	Level 3
	Financing, Inc.
550,000	5.125%, 5/1/23	572,341
	SBA
	Communications
	Corp.
250,000	4.875%, 9/1/24[1]	255,000
	Sprint
	Communications,
	Inc.
375,000	6.000%, 11/15/22	398,437
	Sprint Corp.
925,000	7.875%, 9/15/23	1,066,062
	Telecom Italia SpA
300,000	5.303%, 5/30/24	322,875

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount		Value
CORPORATE BONDS: 95.3% (Continued)

Telecommunications: 9.3% (Continued)
	Telesat Canada /
	Telesat LLC
$200,000	8.875%, 11/15/24[1]
		$225,000
	T-Mobile USA, Inc.
700,000	6.625%, 4/1/23	742,490
	Zayo Group LLC /
	Zayo Capital, Inc.
350,000	5.750%, 1/15/27[1]	367,063
		6,300,487
Utilities: 4.0%
	AES Corp/VA
116,000	4.202%, 6/1/19[2]	116,290
375,000	7.375%, 7/1/21	431,250
	Calpine Corp.
250,000	5.375%, 1/15/23	244,687
225,000	5.750%, 1/15/25	212,063
275,000	5.250%, 6/1/26[1]	270,875
	Dynegy, Inc.
200,000	6.750%, 11/1/19	207,250
225,000	8.000%, 1/15/25[1]	219,375
	NRG Energy, Inc.
25,000	6.250%, 7/15/22	25,781
175,000	7.250%, 5/15/26	182,000
350,000	6.625%, 1/15/27	352,188
	NRG Yield
	Operating LLC
425,000	5.000%, 9/15/26	434,562
		2,696,321
TOTAL CORPORATE BONDS
(Cost $63,204,490)		64,503,715

BANK LOANS: 0.6%

Leisure: 0.6%
	Dorna Sports, S.L.
400,000	3.500%, 4/12/24[2,3,4,5]
		399,200

TOTAL BANK LOANS
(Cost $400,003)		399,200

TOTAL INVESTMENTS
IN SECURITIES: 95.9%
(Cost $63,604,493)		64,902,915
Other Assets in Excess
of Liabilities: 4.1%		2,795,003
TOTAL NET ASSETS: 100.0%		$67,697,918

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2017 the value of these securities amounted to $32,872,391 or 48.6% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2017.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate.  Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 90.0%

Airlines: 0.9%
	American Airlines
	Group, Inc.
2,600,000	5.500%, 10/1/19[1]
		$2,751,060

Automotive & Auto Parts: 6.7%
	American Axle &
	Manufacturing, Inc.
2,500,000	6.250%, 3/15/21	2,575,000
	Autodis S.A.
EUR 1,600,000	4.375%, 5/1/22[2]	1,864,011
	Dongfeng Motor
	Hong Kong
	International
	Co. Ltd.
EUR 3,600,000	1.600%, 10/28/18	4,184,765
	FCA Bank SpA
EUR 500,000	2.625%, 4/17/19	595,418
EUR 2,500,000	1.250%, 9/23/20	2,914,027
EUR 500,000	1.000%, 11/15/21	574,010
	Ford Motor Credit
	Co. LLC
4,700,000	2.597%, 11/4/19	4,733,901
	Hyundai Capital
	America
2,600,000	1.750%, 9/27/19	2,561,811
	ZF North America
	Capital, Inc.
319,000	4.500%, 4/29/22[1]	336,146
		20,339,089
Banking: 18.0%
	ABN AMRO
	Bank NV
EUR 1,525,000	2.875%, 6/30/25[2]	1,839,872
	Argenta
	Spaarbank NV
EUR 700,000	3.875%, 5/24/26[2]	863,600
	Banca
	Farmafactoring SpA
EUR 350,000	2.000%, 6/29/22	397,639
	Bank of China
	Hong Kong Ltd.
2,299,000	5.550%, 2/11/20	2,465,724
	Bank of Tokyo-
	Mitsubishi UFJ Ltd.
550,000	2.750%, 9/14/20	555,039
	Bankia S.A.
EUR 600,000	4.000%, 5/22/24[2]	712,124
	Barclays Bank PLC
GBP 525,000	10.000%, 5/21/21	877,842
3,000,000	7.750%, 4/10/23[2]	3,131,250
	BNP Paribas S.A.
EUR 950,000	2.875%, 3/20/26[2]	1,151,422
	BPCE S.A.
EUR 1,300,000	2.750%, 7/8/26[2]	1,563,455
	Cagamas Global PLC
950,000	2.530%, 4/26/20	949,048
	CaixaBank S.A.
EUR 1,000,000	3.500%, 2/15/27[2]	1,194,535
	Commonwealth
	Bank of Australia
1,000,000	2.300%, 3/12/20	1,003,881
	Credit Agricole S.A.
2,900,000	8.125%, 9/19/33[2]	3,091,212
	Credit Suisse AG
EUR 3,300,000	5.750%, 9/18/25[2]	4,256,146
	Deutsche Bank AG
1,200,000	4.250%, 10/14/21	1,259,648
	Erste Group
	Bank AG
1,400,000	5.500%, 5/26/25[2]	1,489,530
	Goldman Sachs
	Group, Inc.
2,500,000	2.241%, 11/15/21[2]	2,524,405
	HSBC
	Holdings PLC
3,000,000	3.400%, 3/8/21	3,084,984
	Ibercaja Banco S.A.
EUR 500,000	5.000%, 7/28/25[2]	566,759
	ING Bank NV
2,000,000	4.125%, 11/21/23[2]	2,047,846
	Intesa Sanpaolo SpA
2,500,000	3.875%, 1/15/19	2,562,627
1,200,000	6.500%, 2/24/21[1]	1,345,540
	JPMorgan
	Chase & Co.
2,000,000	2.056%, 4/25/23[2]	2,002,930

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 90.0% (Continued)

Banking: 18.0% (Continued)
	Morgan Stanley
3,100,000	2.443%, 10/24/23[2]
		$3,156,163
	Societe
	Generale S.A.
EUR 2,300,000	2.500%, 9/16/26[2]	2,750,427
	UBS AG
EUR 2,300,000	4.750%, 2/12/26[2]	2,903,208
	UniCredit SpA
3,100,000	6.375%, 5/2/23[2]	3,196,608
EUR 1,500,000	5.750%, 10/28/25[2]	1,886,462
		54,829,926
Broadcasting: 0.7%
	Banijay Group SAS
EUR 100,000	4.000%, 7/1/22[2]	116,186
	Entertainment
	One Ltd.
GBP 1,500,000	6.875%, 12/15/22	2,149,053
		2,265,239
Cable/Satellite TV: 2.0%
	Altice
	Financing S.A.
2,450,000	6.500%, 1/15/22[1]	2,566,375
	CSC Holdings LLC
1,200,000	6.750%, 11/15/21	1,332,000
	SFR Group S.A.
EUR 400,000	5.375%, 5/15/22	477,139
	United Group B.V.
EUR 1,575,000	7.875%, 11/15/20	1,874,713
		6,250,227
Capital Goods: 2.7%
	CNH Industrial
	Capital LLC
980,000	4.375%, 11/6/20	1,030,235
	NEW Areva
	Holding S.A.
EUR 200,000	4.375%, 11/6/19	244,392
EUR 2,500,000	3.250%, 9/4/20	2,980,446
	Pentair Finance S.A.
EUR 2,300,000	2.450%, 9/17/19	2,741,275
	Shanghai Electric
	Newage Co. Ltd.
EUR 1,000,000	1.125%, 5/22/20	1,156,709
		8,153,057
Chemicals: 1.3%
	Chemours Co.
625,000	6.625%, 5/15/23	664,062
	CNRC Capital Ltd.
EUR 2,700,000	1.871%, 12/7/21	3,115,380
	SPCM S.A.
EUR 250,000	2.875%, 6/15/23	291,609
		4,071,051
Consumer Products: 0.4%
	Newell Brands, Inc.
EUR 1,000,000	3.750%, 10/1/21	1,272,933

Containers: 0.6%
	Reynolds Group
	Issuer, Inc. /
	Reynolds Group
	Issuer LLC
1,750,000	5.750%, 10/15/20	1,793,032

Diversified Financial Services: 7.2%
	Alliance Data
	Systems Corp.
EUR 850,000	4.500%, 3/15/22	1,010,280
	Arrow Global
	Finance PLC
EUR 1,200,000	4.750%, 5/1/23[2]	1,436,247
	Cabot Financial
	Luxembourg II S.A.
EUR 900,000	5.875%, 11/15/21[2]	1,087,619
	Cabot Financial
	Luxembourg S.A.
GBP 475,000	7.500%, 10/1/23	668,946
	Fincantieri SpA
EUR 895,000	3.750%, 11/19/18	1,069,351
	Garfunkelux
	Holdco 3 S.A.
GBP 1,300,000	8.500%, 11/1/22	1,817,431
	Huarong Finance
	II Co. Ltd.
2,000,000	3.500%, 1/16/18	2,013,420
600,000	2.750%, 6/3/19	597,177

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 90.0% (Continued)

Diversified Financial Services: 7.2% (Continued)
	Intrum Justitia AB
EUR 600,000	2.625%, 7/15/22[2]
		$693,851
EUR 1,350,000	2.750%, 7/15/22	1,553,250
	Lincoln
	Finance Ltd.
EUR 3,125,000	6.875%, 4/15/21	3,833,713
	Lock A/S
EUR 700,000	7.000%, 8/15/21	834,045
	Mercury
	Bondco PLC
EUR 625,000	7.125% Cash or
	7.875% PIK,
	5/30/21	743,991
EUR 2,700,000	8.250% Cash or
	9.000% PIK,
	5/30/21	3,245,048
	Newday
	Bondco PLC
GBP 1,000,000	6.824%, 2/1/23[2]	1,289,562
		21,893,931
Diversified Media: 0.2%
	Mediaset SpA
EUR 500,000	5.125%, 1/24/19	611,822

Energy: 7.7%
	Delek & Avner
	Tamar Bond Ltd.
2,300,000	3.839%, 12/30/18	2,341,688
	Energy Transfer
	Partners LP
600,000	4.150%, 10/1/20	623,612
	Gazprom OAO Via
	Gaz Capital S.A.
EUR 2,700,000	3.389%, 3/20/20	3,240,398
	Gulf South
	Pipeline Co. LP
2,500,000	4.000%, 6/15/22	2,577,017
	Kinder Morgan
	Energy Partners LP
1,000,000	6.850%, 2/15/20	1,103,197
	Kinder Morgan, Inc.
1,500,000	3.050%, 12/1/19	1,526,913
	Oasis Petroleum, Inc.
675,000	6.500%, 11/1/21	658,125
	Petrobras Global
	Finance B.V.
600,000	7.875%, 3/15/19	645,300
850,000	8.375%, 5/23/21	953,598
	Petroleos Mexicanos
EUR 4,400,000	3.750%, 3/15/19	5,298,102
GBP 995,000	8.250%, 6/2/22	1,601,214
	Sabine Pass
	Liquefaction LLC
2,000,000	5.625%, 2/1/21	2,179,004
	Saipem Finance
	International B.V.
EUR 500,000	3.000%, 3/8/21	584,259
		23,332,427
Food & Drug Retail: 1.7%
	Iceland
	Bondco PLC
GBP 1,688,619	4.607%, 7/15/20[2]	2,209,228
	Walgreens Boots
	Alliance, Inc.
3,000,000	2.700%, 11/18/19	3,048,813
		5,258,041
Food/Beverage/Tobacco: 2.9%
	Bright Food
	Singapore
	Holdings Pte. Ltd.
EUR 770,000	1.625%, 6/3/19	894,221
	Davide Campari-
	Milano SpA
EUR 1,864,000	2.750%, 9/30/20	2,277,612
	Kraft Heinz
	Foods Co.
4,300,000	4.875%, 2/15/25	4,611,522
	Smithfield
	Foods, Inc.
900,000	3.350%, 2/1/22[1]	906,554
		8,689,909

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 90.0% (Continued)

Healthcare: 2.7%
	Allergan
	Funding SCS
EUR 1,000,000	0.500%, 6/1/21	$1,140,454
	Becton Dickinson
	and Co.
75,000	2.675%, 12/15/19	75,963
	LifePoint Health, Inc.
1,850,000	5.500%, 12/1/21	1,915,906
	Mylan NV
2,200,000	2.500%, 6/7/19	2,218,612
	Teva Pharmaceutical
	Finance Netherlands
	II B.V.
EUR 750,000	0.375%, 7/25/20	854,594
	Teva Pharmaceutical
	Finance Netherlands
	III B.V.
2,000,000	1.700%, 7/19/19	1,983,092
		8,188,621
Homebuilders/Real Estate: 2.9%
	ADLER Real
	Estate AG
EUR 800,000	4.750%, 4/8/20	956,822
	Akelius Residential
	Property AB
EUR 225,000	1.500%, 1/23/22	262,030
	Kennedy Wilson
	Europe Real
	Estate PLC
GBP 375,000	3.950%, 6/30/22	502,281
	NE Property
	Cooperatief UA
EUR 4,648,000	3.750%, 2/26/21	5,750,638
	SATO Oyj
EUR 1,000,000	2.250%, 9/10/20	1,187,679
		8,659,450
Insurance: 0.4%
	KIRS Midco 3 PLC
GBP 970,000	8.375%, 7/15/23	1,248,500

Leisure: 1.7%
	CPUK Finance Ltd.
GBP 875,000	4.875%, 8/28/25	1,157,494
GBP 1,564,000	4.250%, 2/28/47	2,056,174
	NCL Corp. Ltd.
2,000,000	4.625%, 11/15/20[1]	2,063,136
		5,276,804
Metals/Mining: 1.6%
	Glencore Canada
	Financial Corp.
GBP 705,000	7.375%, 5/27/20	1,063,655
	Glencore Finance
	Europe S.A.
GBP 2,600,000	6.500%, 2/27/19	3,668,276
		4,731,931
Quasi & Foreign Government: 0.6%
	China Development
	Bank Corp.
EUR 1,700,000	0.125%, 1/24/20	1,929,844

Railroads: 2.0%
	Eastern Creation
	II Investment
	Holdings Ltd.
2,002,000	2.625%, 11/20/17	2,005,211
EUR 2,400,000	1.500%, 7/29/19	2,792,563
	Russian
	Railways via
	RZD Capital PLC
700,000	3.450%, 10/6/20	702,387
EUR 600,000	3.374%, 5/20/21	727,347
		6,227,508
Restaurants: 0.3%
	Pizzaexpress
	Financing 2 PLC
GBP 700,000	6.625%, 8/1/21	910,056

Services: 2.6%
	Cognita
	Financing PLC
GBP 2,000,000	7.750%, 8/15/21	2,725,260
	Iron Mountain
	Europe PLC
GBP 1,000,000	6.125%, 9/15/22	1,379,790

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 90.0% (Continued)

Services: 2.6% (Continued)
	Loxam SAS
EUR 525,000	3.500%, 4/15/22	$624,365
	Manutencoop
	Facility
	Management SpA
EUR 1,250,000	8.500%, 8/1/20	1,463,739
	Thomas Cook
	Group PLC
EUR 1,275,000	6.250%, 6/15/22	1,573,817
		7,766,971
Sovereign: 0.5%
	AT&T, Inc.
EUR 1,300,000	0.515%, 9/4/23[2]	1,502,296

Steel: 3.0%
	ArcelorMittal
3,000,000	6.250%, 3/1/21	3,243,750
	Bao-trans
	Enterprises Ltd.
EUR 3,300,000	1.625%, 2/23/18	3,801,743
	Shougang Corp.
2,000,000	3.375%, 12/9/19	2,013,400
		9,058,893
Super Retail: 1.3%
	AA Bond Co. Ltd.
GBP 2,807,000	2.875%, 1/31/22	3,733,809
	Mobilux
	Finance SAS
EUR 250,000	5.500%, 11/15/24	302,712
		4,036,521
Technology: 3.1%
	Alibaba Group
	Holding Ltd.
1,000,000	2.500%, 11/28/19	1,008,332
	Baidu, Inc.
800,000	3.250%, 8/6/18	810,179
2,500,000	2.750%, 6/9/19	2,530,860
	Broadcom Corp. /
	Broadcom Cayman
	Finance Ltd.
1,050,000	2.375%, 1/15/20[1]	1,052,167
	Dell International
	LLC / EMC Corp.
3,200,000	3.480%, 6/1/19[1]	3,276,307
	Western
	Digital Corp.
600,000	10.500%, 4/1/24	709,308
		9,387,153
Telecommunications: 4.2%
	America Movil
	S.A.B. de CV
EUR 1,200,000	4.125%, 10/25/19	1,492,982
	Bharti Airtel
	International
	Netherlands B.V.
EUR 775,000	4.000%, 12/10/18	933,097
	Matterhorn
	Telecom S.A.
EUR 675,000	3.250%, 2/1/23[2]	777,580
	Sprint Spectrum
	Co. LLC / Sprint
	Spectrum Co. II
	LLC / Sprint
	Spectrum Co.
	III LLC
2,300,000	3.360%, 3/20/23[1]	2,325,875
	TalkTalk Telecom
	Group PLC
GBP 1,200,000	5.375%, 1/15/22	1,617,651
	Telecom Italia SpA
GBP 1,000,000	6.375%, 6/24/19	1,423,352
	Verizon
	Communications,
	Inc.
1,675,000	3.500%, 11/1/21	1,733,849
	VimpelCom
	Holdings B.V.
1,150,000	3.950%, 6/16/21	1,152,300
	Wind Acquisition
	Finance S.A.
EUR 1,200,000	4.000%, 7/15/20	1,386,098
		12,842,784

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
CORPORATE BONDS: 90.0% (Continued)

Transportation Excluding Air/Rail: 2.4%
	Firstgroup PLC
GBP 2,000,000	8.125%, 9/19/18	$2,820,990
	Heathrow
	Funding Ltd.
GBP 1,100,000	6.250%, 9/10/18	1,517,719
	HPHT Finance
	15 Ltd.
2,200,000	2.250%, 3/17/18	2,199,467
	Naviera Armas S.A.
EUR 200,000	6.500%, 7/31/23[2]	245,553
	Nuovo Trasporto
	Viaggiatori SpA
EUR 500,000	3.500%, 6/1/23[2]	579,771
		7,363,500
Utilities: 7.7%
	Beijing Energy
	Investment
	Holdings Ltd.
EUR 800,000	1.500%, 7/28/18	923,800
	Beijing Gas
	Singapore
	Capital Corp.
1,200,000	2.750%, 5/31/22	1,183,878
	Drax Finco PLC
GBP 725,000	4.250%, 5/1/22	967,841
	Dynegy, Inc.
1,000,000	6.750%, 11/1/19	1,036,250
	EDP Finance B.V.
2,400,000	4.900%, 10/1/19[1]	2,523,386
	EP Energy A/S
EUR 3,400,000	5.875%, 11/1/19	4,371,416
	FCC Aqualia S.A.
EUR 1,800,000	1.413%, 6/8/22	2,060,876
	FirstEnergy Corp.
400,000	2.850%, 7/15/22	400,086
	Israel Electric
	Corp. Ltd.
2,400,000	7.250%, 1/15/19	2,576,760
	Origin Energy
	Finance Ltd.
EUR 2,000,000	2.875%, 10/11/19	2,416,776
	Senvion Holding
	GmbH
EUR 2,300,000	3.875%, 11/15/22
		2,681,657
	State Grid Overseas
	Investment
	2016 Ltd.
1,300,000	2.250%, 5/4/20	1,296,814
	Vestas Wind
	Systems A/S
EUR 700,000	2.750%, 3/11/22	862,795
		23,302,335
TOTAL CORPORATE BONDS
(Cost $264,423,170)		273,944,911

BANK LOANS: 6.2%

Aerospace/Defense: 1.1%
	Swissport
	Investments S.A.
3,000,000	6.250%, 2/9/22[2,3]	3,479,139

Cable/Satellite TV: 0.8%
	Telenet International
	Finance
	Luxembourg S.A.
1,000,000	3.000%, 3/31/26[2,3]	1,152,797
	Ziggo Secured
	Finance B.V.
1,000,000	3.000%, 4/15/25[2,3]
		1,150,462
		2,303,259
Capital Goods: 0.9%
	SLV GmbH
1,000,000	4.250%, 1/3/24[2,3]	1,102,177
	Wittur Holding
	GmbH
1,320,000	6.000%, 3/31/22[2,3]
		1,533,391
		2,635,568
Consumer Products: 0.4%
	Coty B.V.
994,987	2.750%, 10/27/22[2,3]
		1,152,763

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited) (Continued)

Principal
Amount†		Value
BANK LOANS: 6.2% (Continued)

Diversified Financial Services: 0.4%
	Park Resorts
1,000,000	4.507%, 2/9/24[2,3]
		$1,323,947

Energy: 0.9%
	MRH (GB) Ltd.
2,500,000	4.000%, 12/14/23[2,3]
		2,886,319

Leisure: 0.4%
	HotelBeds Group
1,000,000	4.000%, 9/12/23[2,3,4,5]
		1,158,571

Services: 0.4%
	Verisure
	Holding AB
1,000,000	3.000%, 10/21/22[2,3]
		1,148,251

Technology: 0.4%
	Equinix, Inc.
1,000,000	3.250%, 1/5/24[2,3,4,5]
		1,155,270

Telecommunications: 0.5%
	Eircom Holdings
	(Ireland) Ltd.
1,192,584	3.250%, 4/19/24[2,3]
		1,373,179

TOTAL BANK LOANS
(Cost $17,307,173)		18,616,266

CONVERTIBLE BONDS: 0.4%

Banking: 0.4%
	de Volksbank NV
EUR 1,000,000	3.750%, 11/5/25[2]	1,232,475

TOTAL CONVERTIBLE BONDS
(Cost $1,197,761)		1,232,475

TOTAL INVESTMENTS
IN SECURITIES: 96.6%
(Cost $282,928,104)		293,793,652
Other Assets in Excess
of Liabilities: 3.4%		10,317,564
TOTAL NET ASSETS: 100.0%		$304,111,216

†	In U.S. Dollars unless otherwise indicated.
EUR – Euro
GBP – Great Britain Pound
PIK – Payment in Kind
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2017 the value of these securities amounted to $19,146,546 or 6.3% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2017.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium.  All loans carry a variable rate of interest.  These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), or (iii) the Certificate of Deposit rate.  Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly.  Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election.  The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2017 (Unaudited)

The Low Duration Fund had the following forward foreign currency contracts outstanding with the Bank of New York.

			U.S. Dollar			U.S. Dollar
			Value at			Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2017	be Received		2017	(Depreciation)
7/31/17		$1,121,190	$1,121,190	EUR	1,000,000	$1,144,137	$22,947
7/31/17	EUR	62,500,000	71,508,538		$68,840,773	68,840,773	(2,667,765)
9/21/17		$1,127,315	1,127,315	EUR	1,000,000	1,147,257	19,942
9/21/17	EUR	62,800,000	72,047,721		$70,801,125	70,801,125	(1,246,596)
7/31/17		$2,556,660	2,556,660	GBP	2,000,000	2,607,668	51,008
7/31/17	GBP	34,700,000	45,243,048		$44,636,748	44,636,748	(606,300)
			$193,604,472			$189,177,709	$(4,426,764)

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

(This Page Intentionally Left Blank.)

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited)

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
ASSETS
Investments in securities, at value
(Cost $326,809,105, $63,604,493
and $282,928,104) (Note 2)	$331,465,132	$64,902,915	$293,793,652
Restricted cash	24,565	—	—
Cash	13,915,513	1,888,151	2,564,173
Foreign currency, at value
(Cost $19,649,244, $—
and $10,611,520)	20,062,272	—	10,815,663
Receivables:
Fund shares sold	884,083	—	1,050,560
Investment securities sold	3,674,141	11,122,891	199,892
Interest receivable	3,327,208	1,071,223	3,505,553
Prepaid expenses	51,577	37,316	30,918
Total assets	373,404,491	79,022,496	311,960,411

LIABILITIES
Payables:
Investment securities purchased	26,040,920	1,225,313	3,118,851
Fund shares purchased	1,153,277	10,009,360	128,184
Distribution to shareholders	303,894	39,830	—
Unrealized depreciation on
forward foreign currency
exchange contracts	676,670	—	4,426,764
Investment advisory fees, net	102,355	9,849	35,671
Fund accounting fees	21,938	14,153	14,341
Administration fees	23,028	5,441	18,657
Transfer agent fees	12,385	3,148	86,925
Audit fees	10,594	10,163	11,825
Chief Compliance Officer fees	1,479	1,474	1,322
Custody fees	7,568	1,791	—
Distribution fees	76	—	—
Trustee fees	4,001	2,101	3,451
Accrued service fees	30,577	475	—
Other accrued expenses	8,224	1,480	3,204
Total liabilities	28,396,986	11,324,578	7,849,195
NET ASSETS	$345,007,505	$67,697,918	$304,111,216

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited) (Continued)

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$342,023,039	$65,982,656	$301,756,248
Undistributed (accumulated)
net investment income (loss)	(221,057)	10,716	(1,561,090)
Undistributed (accumulated) net
realized gain (loss) on investments
and foreign currency	(756,110)	406,124	(2,691,063)
Net unrealized
appreciation (depreciation) on:
Investments	4,656,027	1,298,422	10,865,548
Foreign currency	413,028	—	204,143
Forward foreign currency
exchange contracts	(676,670)	—	(4,426,764)
Foreign currency translation	(430,752)	—	(35,806)
Net assets	$345,007,505	$67,697,918	$304,111,216
Class A**:
Net assets	$249,297	$—	$—
Shares of beneficial interest issued
and outstanding (unlimited number of
shares authorized without par value)	23,499	—	—
Net asset value, offering and
redemption price per share	$10.61	$—	$—
Supra Institutional Class:
Net assets	$193,450,760	$65,445,154	$304,111,216
Shares of beneficial interest issued
and outstanding (unlimited number of
shares authorized without par value)	18,217,286	6,158,007	30,132,663
Net asset value, offering and
redemption price per share	$10.62	$10.63	$10.09
Institutional Class*:
Net assets	$151,307,448	$2,252,764	$—
Shares of beneficial interest issued
and outstanding (unlimited number of
shares authorized without par value)	14,252,147	212,066	—
Net asset value, offering and
redemption price per share	$10.62	$10.62	$—

*	This class is not offered for Low Duration Fund as of June 30, 2017.
**	This class is not offered for U.S. High Yield Fund and Low Duration Fund as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2017 (Unaudited)

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$5,387,666	$2,146,899	$4,063,497
Dividend income	—	86,611	—
Total investment income	5,387,666	2,233,510	4,063,497

EXPENSES
Investment advisory fees	838,728	227,237	620,565
Administration fees	82,392	24,541	68,957
Fund accounting fees	77,200	44,572	57,508
Shareholder service fees –
Institutional Class & Class A	48,217	478	—
Transfer agent fees	27,867	8,602	206,585
Registration fees	27,426	16,857	14,647
Custody fees	27,019	5,448	54,405
Audit fees	12,094	12,193	13,825
Miscellaneous expense	9,895	3,790	7,387
Trustee fees	7,853	6,635	8,513
Reports to shareholders	5,496	1,719	2,770
Chief Compliance Officer fees	4,479	4,483	4,322
Legal fees	4,020	3,324	1,917
Insurance expense	911	971	904
Distribution fees - Class A	215	—	—
Total expenses	1,173,812	360,850	1,062,305
Less: fees waived	(286,652)	(120,741)	(372,788)
Net expenses	887,160	240,109	689,517
Net investment income	4,500,506	1,993,401	3,373,980

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2017 (Unaudited) (Continued)

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	$1,118,280	$501,156	$871,607
Forward foreign currency
exchange contracts	(488,929)	—	(4,937,625)
Foreign currency and foreign
currency translation	(213,083)	—	1,425,355
Futures contracts	(567,723)	—	—
Swap contracts	(569,662)	—	—
Net realized gain	(721,117)	501,156	(2,640,663)
Change in net unrealized
appreciation/depreciation on:
Investments	4,324,843	984,674	13,003,035
Forward foreign currency
exchange contracts	(840,531)	—	(7,235,572)
Foreign currency and foreign
currency translation	3,422	—	126,738
Futures contracts	152,481	—	—
Net unrealized
appreciation/depreciation	3,640,215	984,674	5,894,201
Net realized and
unrealized gain	2,919,098	1,485,830	3,253,538
Net increase in
net assets resulting
from operations	$7,419,604	$3,479,231	$6,627,518

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2017	December 31,
	(Unaudited)	2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$4,500,506	$6,173,104
Net realized gain (loss) on investments, foreign
currency, forward foreign currency exchange
contracts, foreign currency translation, futures
contracts and swap contracts	(721,117)	4,011,516
Change in unrealized appreciation/depreciation
on investments, foreign currency, forward foreign
currency exchange contracts, foreign currency
translation, futures contracts and swap contracts	3,640,215	1,305,863
Net increase in net assets
resulting from operations	7,419,604	11,490,483

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(2,968)	(1,129)
Supra Institutional Class	(2,893,453)	(5,104,944)
Institutional Class	(1,745,162)	(1,398,512)
From net realized gain
Class A	—	(1,076)
Supra Institutional Class	—	(1,796,827)
Institutional Class	—	(746,680)
Total distributions to shareholders	(4,641,583)	(9,049,168)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares – Class A (a)	140,093	109,335
Net increase in net assets derived from net change in
outstanding shares – Supra Institutional Class (b)	14,512,345	25,317,185
Net increase in net assets derived from net change
in outstanding shares – Institutional Class (d)	75,957,278	67,584,446
Total increase in net assets from
capital share transactions	90,609,716	93,010,966
Total increase in net assets	93,387,737	95,452,281

NET ASSETS
Beginning of period/year	251,619,768	156,167,487
End of period/year	$345,007,505	$251,619,768
Accumulated net investment loss	$(221,057)	$(79,980)

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Class A shares are as follows:

	Six Months Ended
	June 30, 2017		Period Ended
	(Unaudited)		December 31, 2016*
	Shares	Value	Shares	Value
Shares sold	12,991	$137,125	10,017	$107,130
Shares issued in
reinvestment
of distributions	281	2,968	210	2,205
Net increase	13,272	$140,093	10,227	$109,335

*	Class A commenced operation on August 31, 2016. Information presented is for the period from August 31, 2016 to December 31, 2016.
(b)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Shares sold	2,148,260	$22,795,290	4,338,776	$46,024,880
Shares issued in
reinvestment
of distributions	245,929	2,600,051	589,519	6,231,887
Shares redeemed (c)	(1,028,909)	(10,882,996)	(2,540,747)	(26,939,582)
Net increase	1,365,280	$14,512,345	2,387,548	$25,317,185

(c)	Net redemption fees of $798 and $2,276, respectively.
(d)	Summary of capital share transactions for Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Value	Shares	Value
Shares sold	7,766,760	$82,623,377	6,614,902	$70,263,861
Shares issued in
reinvestment
of distributions	145,883	1,543,301	202,312	2,134,376
Shares redeemed (e)	(773,991)	(8,209,400)	(450,584)	(4,813,791)
Net increase	7,138,652	$75,957,278	6,366,630	$67,584,446

(e)	Net redemption fees of $223 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	June 30, 2017	December 31,
	(Unaudited)	2016*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,993,401	$612,684
Net realized gain on investments	501,156	9,114
Change in unrealized appreciation/depreciation
on investments	984,674	313,748
Net increase in net assets
resulting from operations	3,479,231	935,546

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(1,952,247)	(613,864)
Institutional Class**	(30,438)	—
From net realized gain
Supra Institutional Class	—	(104,162)
Total distributions to shareholders	(1,982,685)	(718,026)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares –
Supra Institutional Class	(19,012,780)	82,762,894
Net increase in net assets derived from net change
in outstanding shares – Institutional Class**	2,233,738	—
Total increase (decrease) in net assets
from capital share transactions	(16,779,042)	82,762,894
Total increase (decrease) in net assets	(15,282,496)	82,980,414

NET ASSETS
Beginning of period/year	82,980,414	—
End of period/year	$67,697,918	$82,980,414
Undistributed net investment income	$10,716	$—

*	Fund commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
**	Institutional Class commenced operations on March 27, 2017. Information presented is for the period March 27, 2017 to June 30, 2017.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2017		Period Ended
	(Unaudited)		December 31, 2016*
	Shares	Value	Shares	Value
Shares sold	771,158	$8,150,000	7,893,513	$82,250,000
Shares issued in
reinvestment
of distributions	164,244	1,739,011	49,321	512,894
Shares redeemed	(2,720,229)	(28,901,791)	—	—
Net increase (decrease)	(1,784,827)	$(19,012,780)	7,942,834	$82,762,894

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
(b)	Summary of capital share transactions for Institutional Class shares are as follows:

	Period Ended
	June 30, 2017
	(Unaudited)**
	Shares	Value
Shares sold	209,200	$2,203,300
Shares issued in
reinvestment
of distributions	2,866	30,438
Net increase	212,066	$2,233,738

**	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	June 30, 2017	December 31,
	(Unaudited)	2016*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,373,980	$725,612
Net realized gain (loss) on investments,
foreign currency and forward foreign
currency exchange contracts	(2,640,663)	144,928
Change in unrealized appreciation/depreciation
on investments, foreign currency, forward
foreign currency exchange contracts
and foreign currency translation	5,894,201	712,919
Net increase in net assets
resulting from operations	6,627,518	1,583,459

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Supra Institutional Class	(5,115,148)	(740,862)
Total distributions to shareholders	(5,115,148)	(740,862)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Supra Institutional Class (a)	38,818,393	262,937,856
Total increase in net assets	40,330,763	263,780,453

NET ASSETS
Beginning of period	263,780,453	—
End of period	$304,111,216	$263,780,453
Undistributed (Accumulated) net
investment loss	$(1,561,090)	$180,078

*	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions for Supra Institutional Class shares are as follows:

	Six Months Ended
	June 30, 2017		Period Ended
	(Unaudited)		December 31, 2016*
	Shares	Value	Shares	Value
Shares sold	6,276,932	$63,056,578	27,061,987	$270,848,802
Shares issued in
reinvestment
of distributions (b)	17,462	174,501	1,185	11,889
Shares redeemed	(2,429,746)	(24,412,686)	(795,157)	(7,922,835)
Net increase	3,864,648	$38,818,393	26,268,015	$262,937,856

*	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
(b)	Net redemption fees of $686 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended		Period Ended
	June 30, 2017		December 31,
Class A	(Unaudited)		2016*
Net asset value, beginning of period	$10.49		$10.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.16		0.10
Net realized and unrealized gain (loss)
on investments	0.11		(0.15)
Total from investment operations	0.27		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.18)
From net realized gain	—		(0.11)
Total distributions	(0.15)		(0.29)
Net asset value, end of period	$10.61		$10.49
Total return	2.59	%^	(0.52	)%^

SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$249.0		$107.3
Portfolio turnover rate	61	%^	260	%^(1)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.10	%+	1.29	%+
After fees waived and expenses absorbed	0.90	%+	0.95	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.76	%+	2.39	%+
After fees waived and expenses absorbed	2.96	%+	2.75	%+

*	Commenced operations on August 31, 2016.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 per share.
^	Not Annualized.
+	Annualized.
(1)	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended					Period Ended
	June 30, 2017		Year Ended December 31,			December 31,
Supra Institutional Class	(Unaudited)		2016	2015	2014	2013*
Net asset value,
beginning of period/year	$10.50		$10.27	$10.38	$10.37	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.17		0.32	0.29	0.26	0.43
Net realized and unrealized
gain (loss) on investments	0.11		0.33	(0.14)	0.08	0.37
Total from
investment operations	0.28		0.65	0.15	0.34	0.80
Redemption fees proceeds	0.00	#	0.00 #	0.00 #	0.00 #	—

LESS DISTRIBUTIONS:
From net
investment income	(0.16)		(0.31)	(0.26)	(0.31)	(0.31)
From net realized gain	—		(0.11)	—	(0.02)	(0.12)
Total distributions	(0.16)		(0.42)	(0.26)	(0.33)	(0.43)
Net asset value,
end of period/year	$10.62		$10.50	$10.27	$10.38	$10.37
Total return	2.71	%^	6.34%	1.48%	3.17%	8.19	%^

SUPPLEMENTAL DATA:
Net assets, end
of period/year (millions)	$193.5		$176.9	$148.5	$99.3	$11.0
Portfolio turnover rate	61	%^	260%	473%	598%^	573	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.80	%+	0.84%	0.90%	1.35%	2.46	%+
After fees waived and
expenses absorbed	0.60	%+	0.60%	0.60%	0.60%	0.60	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	3.05	%+	2.77%	2.47%	1.75%	2.38	%+
After fees waived and
expenses absorbed	3.25	%+	3.01%	2.77%	2.50%	4.24	%+

*	Commenced operations on January 3, 2013.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 per share.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended		Year Ended		Period Ended
	June 30, 2017		December 31,		December 31,
Institutional Class	(Unaudited)		2016	2015	2014*
Net asset value,
beginning of period/year	$10.49		$10.27	$10.38	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.17		0.33	0.27	0.04
Net realized and unrealized
gain (loss) on investments	0.12		0.31	(0.12)	(0.03)
Total from investment operations	0.29		0.64	0.15	0.01
Redemption fees proceeds	0.00	#	—	—	0.00	#

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.31)	(0.26)	(0.06)
From net realized gain	—		(0.11)	—	(0.02)
Total distributions	(0.16)		(0.42)	(0.26)	(0.08)
Net asset value,
end of period/year	$10.62		$10.49	$10.27	$10.38
Total return	2.76	%^	6.20%	1.41%	0.12	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$151.3		$74.6	$7.7	$0.6
Portfolio turnover rate	61	%^	260%	473%	598	%^(1)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.90	%+	0.90%	0.97%	1.15	%+
After fees waived and
expenses absorbed	0.70	%+	0.64%	0.67%	0.70	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	2.95	%+	2.81%	2.33%	1.27	%+
After fees waived and
expenses absorbed	3.15	%+	3.08%	2.63%	1.72	%+

*	Commenced operations on October 15, 2014.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 per share.
^	Not Annualized.
+	Annualized.
(1)	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended		Period Ended
	June 30, 2017		June 30,
Supra Institutional Class	(Unaudited)		2016*
Net asset value, beginning of period	$10.45		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.25		0.41
Net realized and unrealized gain on investments	0.23		0.35
Total from investment operations	0.48		0.76

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.30)
From net realized gain	—		(0.01)
Total distributions	(0.30)		(0.31)
Net asset value, end of period	$10.63		$10.45
Total return	4.27	%^	7.74	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$65.4		$83.0
Portfolio turnover rate	63	%^	140	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.87	%+	1.83	%+
After fees waived and expenses absorbed	0.58	%+	0.58	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.53	%+	4.01	%+
After fees waived and expenses absorbed	4.82	%+	5.25	%+

*	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2017
Institutional Class	(Unaudited)*
Net asset value, beginning of period	$10.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.14
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.18)
From net realized gain	—
Total distributions	(0.18)
Net asset value, end of period	$10.62
Total return	3.31	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$2.3
Portfolio turnover rate	63	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.05	%+
After fees waived and expenses absorbed	0.68	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.51	%+
After fees waived and expenses absorbed	4.88	%+

*	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to June 30, 2017.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended		Period Ended
	June 30, 2017		December 31,
Supra Institutional Class	(Unaudited)		2016*
Net asset value, beginning of period	$10.04		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income**	0.12		0.09
Net realized and unrealized gain on investments	0.12		0.03
Total from investment operations	0.24		0.12
Redemption fees proceeds	0.00	#	—

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.08)
From net realized gain	—		—
Total distributions	(0.19)		(0.08)
Net asset value, end of period	$10.09		$10.04
Total return	2.42	%^	1.19	%^

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$304.1		$263.8
Portfolio turnover rate	28	%^	7	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.77	%+	0.96	%+
After fees waived and expenses absorbed	0.50	%+	0.50	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.18	%+	1.40	%+
After fees waived and expenses absorbed	2.45	%+	1.86	%+

*	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
**	Calculated based on the average number of shares outstanding.
#	Does not round to $0.01 per share.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 30, 2016, respectively.

The Funds offer three classes of shares: Class A shares, Institutional Shares, and Supra Institutional Shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. While all classes are available for the Credit Opportunities Fund, currently, the U.S. High Yield Fund offers Institutional and Supra Institutional shares, and only Supra Institutional shares are being offered for the Low Duration Fund.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

principally traded or the exchange’s official closing price. If, on a particular day, an exchange- traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of June 30, 2017. See the Schedules of Investments for the industry breakout.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate
Bonds	$—	$274,588,208	$—	$274,588,208
Convertible
Bonds	—	739,485	—	739,485
U.S. Government
Notes/Bonds	—	3,303,062	—	3,303,062
Bank Loans	—	52,834,377	—	52,834,377
Total Assets	$—	$331,465,132	$—	$331,465,132
Liabilities:
Forward
Foreign
Currency
Exchange
Contracts	$—	$676,670	$—	$676,670
Total
Liabilities	$—	$676,670	$—	$676,670

U.S High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate
Bonds	$—	$64,503,715	$—	$64,503,715
Bank Loans	—	399,200	—	399,200
Total Assets	$—	$64,902,915	$—	$64,902,915

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate
Bonds	$—	$273,944,911	$—	$273,944,911
Bank Loans	—	18,616,266	—	18,616,266
Convertible
Bonds	—	1,232,475	—	1,232,475
Total Assets	$—	$293,793,652	$—	$293,793,652
Liabilities:
Forward
Foreign
Currency
Exchange
Contracts	$—	$4,426,764	$—	$4,426,764
Total
Liabilities	$—	$4,426,764	$—	$4,426,764

The Funds did not invest in any Level 3 securities nor have transfers into or out of Level 1 or 2 during the period.
It is the Funds’ policy to recognize transfers in and transfers out at the fair value as of the end of period.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Credit Opportunities Fund’s average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2017, was $28,187,871. The Low Duration Fund’s

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

average notional value for forward foreign currency exchange contracts outstanding during the period ended June 30, 2017, was $162,710,530.

The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for swap and futures contracts is based on the monthly notional amounts. The notional amount for swap contracts is the principal value. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The table below shows the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2017:

Credit Opportunities Fund
	Asset Derivatives		Liability Derivatives
	as of June 30, 2017		as of June 30, 2017
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value
Forward	Unrealized		Unrealized
Foreign	Appreciation		Depreciation
Currency	on Forward		on Forward
Exchange	Foreign		Foreign
Contracts	Currency		Currency
	Exchange		Exchange
	Contracts	$ —	Contracts	$(676,670)
		$ —		$(676,670)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Low Duration Fund
	Asset Derivatives		Liability Derivatives
	as of June 30, 2017		as of June 30, 2017
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value
Forward	Unrealized		Unrealized
Foreign	Appreciation		Depreciation
Currency	on Forward		on Forward
Exchange	Foreign		Foreign
Contracts	Currency		Currency
	Exchange		Exchange
	Contracts	$ —	Contracts	$(4,426,764)
		$ —		$(4,426,764)

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2017:

Credit Opportunities Fund
Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Instrument	in Income	in Income	in Income
Credit Swap	Net realized and
Contracts	unrealized gain (loss)
	on swap contracts	$(569,662)	$—

Commodity –	Net realized and
Futures	unrealized gain (loss)
Contracts	on futures contracts	(567,723)	152,481

Forward
Foreign	Net realized and
Currency	unrealized gain
Exchange	on forward
Contracts	foreign currency	(488,929)	(840,531)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Low Duration Fund
Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Instrument	in Income	in Income	in Income
Forward
Foreign	Net realized and
Currency	unrealized gain
Exchange	on forward
Contracts	foreign currency	$ (4,937,625)	$ (7,235,572)

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2017.
B.
Swap Contracts.  A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts.  Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the six months ended June 30, 2017. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund and the Low Duration Fund did not have futures contracts activity during the six months ended June 30, 2017.

D.	Forward Foreign Currency Exchange Contracts. During the period ended June 30, 2017, the Credit Opportunities Fund and the Low Duration Fund entered into transactions to purchase or sell foreign

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations.

E.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.

F.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of December 31, 2016, the Low Duration Fund did not have any post-October or late year losses. As of December 31, 2016, the Credit Opportunities Fund and U.S. High Yield Fund deferred, on a tax basis, post-October losses of $375,873 and $23,497, respectively.

At December 31, 2016, the Low Duration Fund had the following capital loss carryovers available for federal income tax purposes:

Unlimited Expiration
Short-Term	Long-Term
$50,400	$ —

As of December 31, 2016, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund and the Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

shareholders from net realized gains for the Funds normally are declared and paid on an annual basis.
I.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Valuation Committee as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

M.
Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2017:

Credit Opportunities Fund
		Gross	Net Amounts
		Amounts	Presented
		Offset in the	in the		Cash
		Statements	Statements		Collateral
	Gross	of Assets &	of Assets &	Financial	Pledged	Net
Description	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Forward
foreign
currency
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward
foreign
currency
contracts	676,670	—	676,670	—	—	676,670
Total	$676,670	$—	$676,670	$—	$—	$676,670

Low Duration Fund
		Gross	Net Amounts
		Amounts	Presented
		Offset in the	in the		Cash
		Statements	Statements		Collateral
	Gross	of Assets &	of Assets &	Financial	Pledged	Net
Description	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets
Forward
foreign
currency
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward
foreign
currency
contracts	4,426,764	—	4,426,764	—	—	4,426,764
Total	$4,426,764	$—	$4,426,764	$—	$—	$4,426,764

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

N.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Funds for the six months ended June 30, 2017, is disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets, 0.93%, 0.68% and 0.58%, respectively for the U.S. High Yield Fund, and 0.85%, 0.60%, and 0.50%, respectively for the Low Duration Fund. The amount of fees waived and expenses absorbed by the Advisor during the period ended June 30, 2017, are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from each Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At June 30, 2017, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Credit Opportunities Fund

Expiration	Amount
December 31, 2017	$245,431
December 31, 2018	354,662
December 31, 2019	498,503
June 30, 2020	286,652
Total	$1,385,248

U.S. High Yield Fund

Expiration	Amount
December 31, 2019	$145,340
June 30, 2020	120,741
Total	$266,081

Low Duration Fund

Expiration	Amount
December 31, 2019	$178,907
June 30, 2020	372,788
Total	$551,695

The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended June 30, 2017, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank NA (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of USBFS.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds. For the six months ended June 30, 2017, the shareholder servicing fees incurred by the Funds are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2017, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$259,835,098	$162,767,938
U.S. High Yield Fund	49,507,115	67,863,204
Low Duration Fund	111,789,207	74,958,243

For the six months ended June 30, 2017, the cost of purchases and proceeds from the sales of long-term U.S. Government obligations included in the paragraph above, were as follows:

	Purchases	Sales
Credit Opportunities Fund	$18,659,236	$15,438,881

As of June 30, 2017, there were no purchases or sales of U.S. Government securities for U.S. High Yield Fund or Low Duration Fund.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2017, and the year ended December 31, 2016, was as follows:

	Ordinary Income
	June 30, 2017	December 31, 2016
Credit Opportunities Fund	$4,641,583	$9,049,168
U.S. High Yield Fund	1,982,685	718,026
Low Duration Fund	5,115,148	740,862

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at December 31, 2016, was as follows:

	Credit	U.S. High	Low
	Opportunities	Yield	Duration
	Fund	Fund	Fund
Cost of investments	$238,464,395	$81,654,785	$247,931,739
Gross tax unrealized
appreciation	2,288,056	544,125	731,881
Gross tax unrealized
depreciation	(1,963,930)	(301,912)	(2,869,369)
Net tax unrealized
appreciation	324,126	242,213	(2,137,488)
Undistributed
ordinary income	83,881	—	2,988,887
Undistributed long-term
capital gain	195,454	—	—
Total distributable earnings	279,335	—	2,988,887
Other accumulated loss	(397,018)	(23,497)	(8,801)
Total accumulated earnings	$206,443	$218,716	$842,598

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the tax treatment of foreign currency contracts, capital loss carryovers, and wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank NA (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2017, are as follows:

Credit Opportunities Fund

Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of June 30, 2017	—
Average interest rate	—

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2017 (Unaudited) (Continued)

U.S. High Yield Fund

Maximum available credit	$16,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of June 30, 2017	—
Average interest rate	—

Low Duration Fund

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of June 30, 2017	—
Average interest rate	—

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees distribution (12b-1) and service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses

The first line of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Funds charge a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The examples include, but are not limited to, investment advisory fees, distribution expenses, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2017 (Unaudited) (Continued)

for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17*
Class A
Actual	$1,000.00	$1,025.90	$4.52
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,020.33	$4.51

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17*
Supra Institutional Class
Actual	$1,000.00	$1,027.10	$3.02
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.82	$3.01

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17*
Institutional Class
Actual	$1,000.00	$1,027.60	$3.52
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.32	$3.51

*
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Class A, Supra Institutional, and Institutional were 0.90%, 0.60% and 0.70% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2017 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17*
Supra Institutional Class
Actual	$1,000.00	$1,042.70	$2.94
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.92	$2.91

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17**
Institutional Class^
Actual	$1,000.00	$1,033.10	$1.80
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,021.42	$3.41

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/17	6/30/17	1/1/17 – 6/30/17***
Supra Institutional Class
Actual	$1,000.00	$1,024.20	$2.51
Hypothetical (5% annual
return before taxes)	$1,000.00	$1,022.32	$2.51

^	Commenced operations on March 27, 2017.
*
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratio was 0.58% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

**
Actual expenses are equal to the annualized net expense ratio for the period of 0.68% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 95/365 (to reflect the period).  Hypothetical expenses are equal to the annualized net expense ratio for the most recent six-month period of 0.68% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

***
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratio was 0.50% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Funds’ web site at www.muzinichusfunds.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Form N-Q is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, the Funds may mail only one copy of the each Fund’s prospectus and each annual and semi-annual report to those addresses shared  by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK NA
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund	Class	Symbol	CUSIP
Muzinich Credit	Class A	MZCRX	74316J557
Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield	Supra Institutional Class	MZHSX	74316J565
Corporate Bond Fund	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    September 6, 2017

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    September 6, 2017

* Print the name and title of each signing officer under his or her signature.